                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07261
                    -----------------------------------------

                               CREDIT SUISSE TRUST
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                               Credit Suisse Trust
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 to June 30, 2004


ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2004
(UNAUDITED)


CREDIT SUISSE TRUST
- GLOBAL POST-VENTURE CAPITAL PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

THE TRUST'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE TRUST, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2004 (unaudited)

                                                                   July 28, 2004

Dear Shareholder:

   For the six months ended June 30, 2004, Credit Suisse Trust -- Global Post-Venture Capital Portfolio(1) (the "Portfolio") had a gain of 7.72%, versus increases of 5.94% for the Russell MidCap(R) Growth Index(2) and 2.53% for the Morgan Stanley Capital International World Index.(3)

   The period was positive for equities. After reaching their low points for the six month period in mid May, pressured by interest rate and geopolitical uncertainty, stocks had a positive finish. The mix of economic data indicated a steady growth with rising but still modest inflation. Investors widely concluded that the Federal Reserve would raise interest rates by 25 basis points at its June 30 meeting (which it did), easing worries of a sudden economic slowdown and a related softening in profits.

PERFORMANCE: HELPED BY STOCK SELECTION

   The Portfolio had a good showing in both absolute and relative terms, benefiting from favorable stock selection in the healthcare sector, with solid showings from services as well as pharmaceutical holdings. Healthcare accounted for almost a quarter of the Portfolio's assets in the period and our healthcare holdings collectively had double-digit gains. The Portfolio's consumer stocks also contributed positively to performance, led by retail names in the consumer discretionary sector and by exposure to grocers in the staples area. Energy, while a small part of the portfolio, aided the Portfolio's return as our position was up significantly.

THE PORTFOLIO: CONTINUED FOCUS ON COMPANY FUNDAMENTALS

   We made no changes to our basic strategy, focusing on companies we believe have good business models and capable managements. From a sector perspective, technology was our largest area of concentration, and we maintained meaningful exposure to the healthcare, consumer and financial services areas.

   Going forward, while our general view on the US economy and corporate profits is positive, we believe that market volatility could remain high for a spell, with stocks vulnerable to interest-rate worries and the ever-present threat of geopolitical tensions. Still, on a company-specific basis, we think that good opportunities exist in a variety of sectors, and we remain focused on companies we deem to have the financial wherewithal to execute their long-term business models.

The Credit Suisse Global Post-Venture Capital Team

Leo M. Bernstein
Calvin E. Chung
Harry M. Jaffe
Chris Matyszewski

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE PORTFOLIO'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004(1)

                                       SINCE          INCEPTION
           1 YEAR      5 YEARS       INCEPTION          DATE
           ------     --------       ---------        ---------
           34.12%      (2.55)%         2.01%           9/30/96

   RETURNS REPRESENTS PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expenses reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) The Morgan Stanley Capital International World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)

                                                               NUMBER OF
                                                                SHARES            VALUE
                                                             ------------   ------------------
COMMON STOCKS (93.6%)
CANADA (0.5%)
LEISURE EQUIPMENT & PRODUCTS (0.5%)
    Mega Bloks, Rule 144A*^                                        37,100   $          606,550
                                                                            ------------------
TOTAL CANADA                                                                           606,550
                                                                            ------------------
CHINA (1.4%)
INTERNET SOFTWARE & SERVICES (1.4%)
    Shanda Interactive Entertainment, Ltd. ADR*                    68,900            1,062,438
    SINA Corp.*                                                    17,900              590,521
                                                                            ------------------
TOTAL CHINA                                                                          1,652,959
                                                                            ------------------
DENMARK (1.6%)
ELECTRICAL EQUIPMENT (1.6%)
    Vestas Wind Systems AS*                                       123,800            1,818,726
                                                                            ------------------
TOTAL DENMARK                                                                        1,818,726
                                                                            ------------------
FRANCE (2.2%)
OFFICE ELECTRONICS (2.2%)
    Neopost SA                                                     42,535            2,514,025
                                                                            ------------------
TOTAL FRANCE                                                                         2,514,025
                                                                            ------------------
HONG KONG (1.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Techtronic Industries Company, Ltd.                           684,900            1,093,234
                                                                            ------------------
TOTAL HONG KONG                                                                      1,093,234
                                                                            ------------------
IRELAND (1.4%)
AIRLINES (1.4%)
    Ryanair Holdings PLC*                                          80,300              454,291
    Ryanair Holdings PLC ADR*Section                               33,580            1,100,753
                                                                            ------------------
TOTAL IRELAND                                                                        1,555,044
                                                                            ------------------
ISRAEL (1.4%)
INTERNET SOFTWARE & SERVICES (1.4%)
    Check Point Software Technologies, Ltd.*                       57,200            1,543,828
                                                                            ------------------
TOTAL ISRAEL                                                                         1,543,828
                                                                            ------------------
JAPAN (5.2%)
DIVERSIFIED FINANCIALS (1.7%)
    JAFCO Company, Ltd.                                            25,500            1,946,708
                                                                            ------------------
HOTELS, RESTAURANTS & LEISURE (1.7%)
    Round One Corp.                                                   924            1,973,074
                                                                            ------------------
SPECIALTY RETAIL (1.8%)
    USS Company, Ltd.                                              23,610            2,031,782
                                                                            ------------------
TOTAL JAPAN                                                                          5,951,564
                                                                            ------------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES            VALUE
                                                             ------------   ------------------
COMMON STOCKS
NETHERLANDS (1.5%)
FOOD PRODUCTS (1.5%)
    Nutreco Holdings NV                                            52,207   $        1,721,328
                                                                            ------------------
TOTAL NETHERLANDS                                                                    1,721,328
                                                                            ------------------
NORWAY (1.1%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Tandberg ASASection                                           108,330            1,144,799
                                                                            ------------------
INTERNET SOFTWARE & SERVICES (0.1%)
    Opera Software ASA*Section                                    115,950              150,552
                                                                            ------------------
TOTAL NORWAY                                                                         1,295,351
                                                                            ------------------
SWEDEN (4.0%)
HEALTHCARE EQUIPMENT & SUPPLIES (2.5%)
    Getinge AB Class BSection                                     246,400            2,911,157
                                                                            ------------------
MACHINERY (1.1%)
    Alfa Laval ABSection                                           82,900            1,315,095
                                                                            ------------------
PERSONAL PRODUCTS (0.4%)
    Oriflame Cosmetics SA SDR*                                     11,275              402,628
                                                                            ------------------
TOTAL SWEDEN                                                                         4,628,880
                                                                            ------------------
SWITZERLAND (1.5%)
HEALTHCARE EQUIPMENT & SUPPLIES (1.5%)
    Nobel Biocare Holding AG                                       10,938            1,711,792
                                                                            ------------------
TOTAL SWITZERLAND                                                                    1,711,792
                                                                            ------------------
TAIWAN (0.9%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.9%)
    MediaTek, Inc.                                                132,300            1,053,995
                                                                            ------------------
TOTAL TAIWAN                                                                         1,053,995
                                                                            ------------------
UNITED KINGDOM (10.5%)
AUTOMOBILE PARTS & EQUIPMENT (2.6%)
    Halfords Group PLC*                                           599,300            2,934,442
                                                                            ------------------
COMMERCIAL SERVICES & SUPPLIES (1.4%)
    Michael Page International PLC                                513,770            1,667,782
                                                                            ------------------
HOTELS, RESTAURANTS & LEISURE (2.4%)
    Enterprise Inns PLC                                           102,420            1,067,997
    William Hill PLC                                              167,810            1,685,952
                                                                            ------------------
                                                                                     2,753,949
                                                                            ------------------
HOUSEHOLD DURABLES (1.0%)
    MFI Furniture Group PLC                                       428,280            1,174,737
                                                                            ------------------
SOFTWARE (3.1%)
    Amdocs, Ltd.*                                                  63,100            1,478,433
    Sage Group PLC                                                612,600            2,071,921
                                                                            ------------------
                                                                                     3,550,354
                                                                            ------------------
TOTAL UNITED KINGDOM                                                                12,081,264
                                                                            ------------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES            VALUE
                                                             ------------   ------------------
COMMON STOCKS
UNITED STATES (59.4%)
COMMERCIAL SERVICES & SUPPLIES (0.8%)
    BISYS Group, Inc.*                                             67,900   $          954,674
                                                                            ------------------
CONSTRUCTION & ENGINEERING (1.0%)
    Infrasource Services, Inc.*                                    89,200            1,093,592
                                                                            ------------------
DIVERSIFIED FINANCIALS (6.9%)
    Affiliated Managers Group, Inc.*Section                        29,400            1,480,878
    E*TRADE Financial Corp.*                                      337,600            3,764,240
    Franklin Resources, Inc.                                       52,300            2,619,184
                                                                            ------------------
                                                                                     7,864,302
                                                                            ------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
    Sanmina-SCI Corp.*                                            162,700            1,480,570
                                                                            ------------------
FOOD & DRUG RETAILING (3.4%)
    Whole Foods Market, Inc.Section                                10,700            1,021,315
    Wild Oats Markets, Inc.*Section                               205,000            2,884,350
                                                                            ------------------
                                                                                     3,905,665
                                                                            ------------------
HEALTHCARE PROVIDERS & SERVICES (14.6%)
    Accredo Health, Inc.*                                          61,650            2,401,267
    AMERIGROUP Corp.*                                              22,700            1,116,840
    Centene Corp.*                                                 48,600            1,873,530
    Pediatrix Medical Group, Inc.*                                 48,600            3,394,710
    Psychiatric Solutions, Inc.*                                    1,746               43,528
    Select Medical Corp.                                          183,000            2,455,860
    Triad Hospitals, Inc.*                                         66,000            2,457,180
    United Surgical Partners International, Inc.*                  76,500            3,019,455
                                                                            ------------------
                                                                                    16,762,370
                                                                            ------------------
HOTELS, RESTAURANTS & LEISURE (0.5%)
    Panera Bread Co. Class A*Section                               17,400              624,312
                                                                            ------------------
HOUSEHOLD DURABLES (2.2%)
    Yankee Candle Company, Inc.*Section                            87,000            2,544,750
                                                                            ------------------
INTERNET SOFTWARE & SERVICES (1.2%)
    Corillian Corp.*Section                                       128,200              646,128
    Digitas, Inc.*                                                 61,900              682,757
                                                                            ------------------
                                                                                     1,328,885
                                                                            ------------------
MEDIA (7.6%)
    Clear Channel Communications, Inc.                             52,900            1,954,655
    Journal Register Co.*                                          68,600            1,372,000
    Netflix, Inc.*Section                                          75,200            2,703,440
    Radio One, Inc. Class A*                                       95,200            1,533,672
    Univision Communications, Inc. Class A*Section                 34,500            1,101,585
                                                                            ------------------
                                                                                     8,665,352
                                                                            ------------------
MULTILINE RETAIL (1.4%)
    Dollar Tree Stores, Inc.*                                      59,600            1,634,828
                                                                            ------------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES            VALUE
                                                             ------------   ------------------
COMMON STOCKS
OIL & GAS (1.9%)
    Newfield Exploration Co.*                                      39,400   $        2,196,156
                                                                            ------------------
PHARMACEUTICALS (1.9%)
    Sepracor, Inc.*Section                                         42,100            2,227,090
                                                                            ------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.5%)
    Artisan Components, Inc.*Section                               74,500            1,922,100
    Conexant Systems, Inc.*                                       265,117            1,147,957
    Cymer, Inc.*                                                   50,300            1,883,232
    Integrated Circuit Systems, Inc.*                              48,400            1,314,544
                                                                            ------------------
                                                                                     6,267,833
                                                                            ------------------
SOFTWARE (3.9%)
    JDA Software Group, Inc.*Section                              168,000            2,212,560
    Lawson Software, Inc.*                                        142,700            1,010,316
    Micromuse, Inc.*                                              177,900            1,190,151
                                                                            ------------------
                                                                                     4,413,027
                                                                            ------------------
SPECIALTY RETAIL (5.3%)
    Aeropostale, Inc.*                                             76,950            2,070,724
    Gymboree Corp.*                                                57,500              883,200
    Hot Topic, Inc.*                                               39,500              809,355
    Urban Outfitters, Inc.*Section                                 37,700            2,296,307
                                                                            ------------------
                                                                                     6,059,586
                                                                            ------------------
TOTAL UNITED STATES                                                                 68,022,992
                                                                            ------------------
TOTAL COMMON STOCKS (Cost $81,998,588)                                             107,251,532
                                                                            ------------------
PREFERRED STOCKS (0.9%)
UNITED STATES (0.9%)
CONSUMER SERVICES (0.9%)
    PRN Corp.*++                                                   79,000            1,038,850
                                                                            ------------------
INTERNET SOFTWARE & SERVICES (0.0%)
    Planetweb, Inc.*++                                            183,800                4,283
                                                                            ------------------
TOTAL PREFERRED STOCKS (Cost $1,709,331)                                             1,043,133
                                                                            ------------------
WARRANT (0.0%)
UNITED STATES (0.0%)
CONSUMER SERVICES (0.0%)
    PRN Corp. strike $0.01, expires August 2011*++
    (Cost $0)                                                      18,283                    0
                                                                            ------------------
LIMITED PARTNERSHIPS (1.6%)
UNITED STATES (1.6%)
VENTURE CAPITAL (1.6%)
    Austin Ventures VIII L.P.*++                                  243,336              246,579
    CVC European Equity III L.P.*++                               522,581              459,135
    Madison Dearborn Capital Partners, Inc.*++                    425,921              342,074
    Oak Investment Partners X L.P.*++                             993,846              724,976
                                                                            ------------------
TOTAL LIMITED PARTNERSHIPS (Cost $1,832,430)                                         1,772,764
                                                                            ------------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES            VALUE
                                                             ------------   ------------------
SHORT-TERM INVESTMENTS (17.0%)
    State Street Navigator Prime Fund Sections                 14,959,675   $       14,959,675

                                                                 PAR
                                                                (000)
                                                             ------------
    State Street Bank and Trust Co. Euro Time Deposit,
      0.750%, 7/01/04                                        $      4,573            4,573,000
                                                                            ------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $19,532,675)                                     19,532,675
                                                                            ------------------
TOTAL INVESTMENTS AT VALUE (113.1%) (Cost $105,073,024)                            129,600,104
LIABILITIES IN EXCESS OF OTHER ASSETS (-13.1%)                                     (14,979,974)
                                                                            ------------------
NET ASSETS (100.0%)                                                         $      114,620,130
                                                                            ==================

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                        SDR = Swedish Depositary Receipt

----------
       *   Non-income producing security.
       ^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to a value of $606,550 or 0.5% of net assets.
      ++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
 Section   Security or portion thereof is out on loan.
Sections Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securities
      on loan of $14,959,675 (Cost $105,073,024) (Note 1)                $  129,600,104(1)
    Cash                                                                            900
    Foreign currency at value (cost $221,182)                                   219,729
    Dividend and interest receivable                                             23,249
    Receivable for portfolio shares sold                                         22,795
    Prepaid expenses and other assets                                             9,038
                                                                         --------------
      Total Assets                                                          129,875,815
                                                                         --------------
LIABILITIES
    Advisory fee payable (Note 2)                                                99,023
    Administrative services fee payable (Note 2)                                 19,913
    Payable upon return of securities loaned (Note 1)                        14,959,675
    Payable for portfolio shares redeemed                                       127,943
    Trustees' fee payable                                                            63
    Other accrued expenses payable                                               49,068
                                                                         --------------
      Total Liabilities                                                      15,255,685
                                                                         --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                     11,256
    Paid-in capital (Note 6)                                                166,951,749
    Accumulated net investment loss                                            (455,190)
    Accumulated net realized loss on investments and foreign
      currency transactions                                                 (76,414,099)
    Net unrealized appreciation from investments and foreign
      currency translations                                                  24,526,414
                                                                         --------------
      Net Assets                                                         $  114,620,130
                                                                         ==============
    Shares outstanding                                                       11,255,686
                                                                         --------------
    Net asset value, offering price, and redemption price per share      $        10.18
                                                                         ==============

----------
(1) Including $14,547,750 of secutities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME (NOTE 1)
    Dividends                                                            $      311,140
    Interest                                                                     20,059
    Net investment income allocated from partnerships                            11,893
    Securities lending                                                           11,058
    Foreign taxes withheld                                                      (34,939)
                                                                         --------------
      Total investment income                                                   319,211
                                                                         --------------
EXPENSES
    Investment advisory fees (Note 2)                                           697,298
    Administrative services fees (Note 2)                                        88,752
    Printing fees (Note 2)                                                       28,368
    Custodian fees                                                               15,847
    Legal fees                                                                   15,140
    Insurance expense                                                            10,116
    Audit fees                                                                    7,481
    Transfer agent fees                                                           4,334
    Trustees' fees                                                                1,380
    Commitment fees (Note 3)                                                      1,260
    Registration fees                                                               786
    Miscellaneous expense                                                         3,328
                                                                         --------------
      Total expenses                                                            874,090
    Less: fees waived (Note 2)                                                  (93,116)
                                                                         --------------
      Net expenses                                                              780,974
                                                                         --------------
       Net investment loss                                                     (461,763)
                                                                         --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                        5,428,311
    Net realized gain on foreign currency transactions                           38,724
    Net change in unrealized appreciation (depreciation)
      from investments                                                        2,376,162
    Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                         (2,468)
                                                                         --------------
    Net realized and unrealized gain from investments and
      foreign currency related items                                          7,840,729
                                                                         --------------
    Net increase in net assets resulting from operations                 $    7,378,966
                                                                         ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX MONTHS
                                                                          ENDED           FOR THE YEAR
                                                                      JUNE 30, 2004           ENDED
                                                                       (UNAUDITED)      DECEMBER 31, 2003
                                                                   -------------------  -----------------
FROM OPERATIONS
  Net investment loss                                                $     (461,763)     $     (683,327)
  Net realized gain (loss) on investments and foreign
   currency transactions                                                  5,467,035          (1,578,432)
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                          2,373,694          30,798,126
                                                                     --------------      --------------
   Net increase in net assets resulting from operations                   7,378,966          28,536,367
                                                                     --------------      --------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                           25,905,468          60,688,150
  Net asset value of shares redeemed                                    (21,241,599)        (47,279,820)
                                                                     --------------      --------------
   Net increase in net assets from capital share transactions             4,663,869          13,408,330
                                                                     --------------      --------------
  Net increase in net assets                                             12,042,835          41,944,697

NET ASSETS
  Beginning of period                                                   102,577,295          60,632,598
                                                                     --------------      --------------
  End of period                                                      $  114,620,130      $  102,577,295
                                                                     ==============      ==============
  Undistributed Net Investment Income (Loss)                         $     (455,190)     $        6,573
                                                                     ==============      ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                  FOR THE SIX
                                                 MONTHS ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2004      --------------------------------------------------------------
                                                  (UNAUDITED)          2003         2002         2001        2000(1)       1999
                                                 -------------      ----------   ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period           $        9.45      $     6.40   $     9.72   $    13.62   $    19.26   $    11.82
                                                 -------------      ----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS
  Net investment loss                                    (0.04)          (0.06)       (0.08)       (0.09)       (0.09)       (0.08)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                        0.77            3.11        (3.24)       (3.81)       (3.56)        7.52
                                                 -------------      ----------   ----------   ----------   ----------   ----------
      Total from investment operations                    0.73            3.05        (3.32)       (3.90)       (3.65)        7.44
                                                 -------------      ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                     --              --           --           --        (1.99)          --
                                                 -------------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                   $       10.18      $     9.45   $     6.40   $     9.72   $    13.62   $    19.26
                                                 =============      ==========   ==========   ==========   ==========   ==========
      Total return(2)                                     7.72%          47.66%      (34.16)%     (28.63)%     (18.94)%      62.94%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $     114,620      $  102,577   $   60,633   $  160,658   $  168,034   $  151,784
    Ratio of expenses to average net assets(3)            1.40%(4)        1.40%        1.40%        1.40%        1.42%        1.41%
    Ratio of net investment loss to average
      net assets                                         (0.83)%(4)      (0.94)%      (0.90)%      (0.84)%      (0.75)%      (0.87)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                      0.17%(4)        0.23%        0.31%        0.21%        0.11%        0.18%
  Portfolio turnover rate                                   31%             86%          86%         121%          69%          44%

----------
(1) Certain distribution amounts have been reclassified to conform to the current year presentation.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .02% and .01% for the years ended December 31, 2000 and 1999, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.40% for the years ended December 31, 2000 and 1999, respectively. For the six months ended June 30, 2004, and the years ended December 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust, (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Global Post-Venture Capital Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   The Portfolio initially values its investments in private-equity portfolios ("Private Funds") at the amount invested in the Private Fund, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC ("CSAM") determines that such value does not represent fair value, in which case fair value will be determined. Thereafter, investments in Private Funds held by the Portfolio are valued at their "fair values" using procedures approved by the Board of Trustees. CSAM shall review daily the Portfolio's fair valued securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2004, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM--advised funds, funds advised by SSB, the Portfolio's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Portfolio with respect to such loans at June 30, 2004 is as follow:

                 MARKET VALUE OF                 VALUE OF
                SECURITIES LOANED           COLLATERAL RECEIVED
                -----------------           -------------------
                  $ 14,547,750                  $ 14,959,675

   Prior to March 17, 2004, Credit Suisse First Boston ("CFSB"), an affiliate of CSAM, had been engaged by the Portfolio to act as the Portfolio's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities with the Portfolio receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   J) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

   The Portfolio may invest up to 15% of its net assets in restricted and other illiquid securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the six months ended June 30, 2004, investment advisory fees earned and voluntarily waived were $697,298 and $93,116, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."), Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), affiliates of CSAM, are sub-investment advisers to the Portfolio. CSAM Ltd. U.K., CSAM Ltd. Japan and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

   Abbott Capital Management, LLC ("Abbott Capital") serves as sub-investment adviser for the Portfolio's assets invested in Private Funds. Pursuant to the sub-advisory agreement between Abbott Capital and CSAM, Abbott Capital is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Portfolio's Private Funds as of the end of each calendar quarter, which fee amount or a portion thereof may be waived by Abbott Capital. No compensation is paid by the Portfolio to Abbott Capital for its sub-investment advisory services. Effective July 30, 2004 (the "Effective Date"), Abbott Capital will no longer serve as the Portfolio's sub-investment adviser. A portfolio management team at CSAM will make the Portfolio's day-to-day investment decisions with respect to Private Funds. After the Effective Date, CSAM will retain all fees previously payable to Abbott Capital under the sub-advisory agreement with Abbott Capital.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2004, co-administrative services fees earned by CSAMSI were $55,784.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

        AVERAGE DAILY NET ASSETS                  ANNUAL RATE
        ------------------------                  -----------
        First $5 billion               0.050% of average daily net assets
        Next $5 billion                0.035% of average daily net assets
        Over $10 billion               0.020% of average daily net assets

   For the six months ended June 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $32,968.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2004, Merrill was paid $7,530 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2004, and during the six months ended June 30, 2004, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $33,018,236 and $33,304,947, respectively.

   At June 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were: $105,073,024, $27,763,561, $(3,236,481) and $24,527,080, respectively.

NOTE 5. RESTRICTED SECURITIES

   Certain investments of the Portfolio are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair values as of June 30, 2004, the value per share of such securities and percentage of net assets which the securities represent. The final column represents the distributions received from each investment. The Portfolio does not have the right to demand that such securities be registered.

                                               NUMBER                                       VALUE  PERCENTAGE
                                                 OF    ACQUISITION                FAIR       PER       OF     DISTRIBUTIONS
         SECURITY             SECURITY TYPE    SHARES     DATE         COST       VALUE     SHARE  NET ASSETS   RECEIVED
---------------------------- ---------------- -------- ----------- ----------- ----------- ------- ---------- -------------
Austin Ventures VIII L.P.    Ltd. Partnership  243,336   7/13/01   $   209,675 $   246,579 $  1.01    0.22%   $      39,584
CVC European Equity III L.P. Ltd. Partnership  522,581   9/04/01       398,749     459,135    0.88    0.40%         162,693
Madison Dearborn Capital
  Partners, Inc.             Ltd. Partnership  425,921   4/02/01       358,221     342,074    0.80    0.30%          76,426
Oak Investment Partners
  X L.P.                     Ltd. Partnership  993,846   1/18/01       865,785     724,976    0.73    0.63%         149,416
Planetweb, Inc.              Preferred Stock   183,800   9/08/00       998,331       4,283    0.02    0.00%              --
PRN Corp.                    Preferred Stock    79,000   8/13/01       711,000   1,038,850   13.15    0.91%              --
PRN Corp.                    Warrant            18,283   8/14/01            --          --      --      --               --
                                                                   ----------- -----------         ---------- -------------
                                                                   $ 3,541,761 $ 2,815,897            2.46%   $     428,119
                                                                   =========== ===========         ========== =============

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                JUNE 30, 2004 (UNAUDITED)    DECEMBER 31, 2003
                                -------------------------   ------------------
  Shares sold                           2,580,163                7,854,852
  Shares redeemed                      (2,179,207)              (6,480,897)
                                       ----------               ----------
  Net increase                            400,956                1,373,955
                                       ==========               ==========

   On June 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                NUMBER OF                        APPROXIMATE PERCENTAGE
              SHAREHOLDERS                        OF OUTSTANDING SHARES
              ------------                       ----------------------
                    4                                      72%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

/ / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
PROXY VOTING (UNAUDITED)

The policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-222-8977

   - On the Portfolio's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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

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

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRGPV-3-0604

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2004
(UNAUDITED)


CREDIT SUISSE TRUST
- INTERNATIONAL FOCUS PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

THE TRUST'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE TRUST, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2004 (unaudited)

                                                                   July 28, 2004

Dear Shareholder:

   For the six months ended June 30, 2004, Credit Suisse Trust -- International Focus Portfolio (the "Portfolio") had a gain of 1.02%, versus a gain of 4.10% for the Morgan Stanley Capital International ACWI (All Country World Index) Ex-USA Index.(1)

THE GLOBAL SCENE

   Geopolitical risk haunted markets. High oil prices kept the energy sector lively while fanning inflationary fears. All eyes were on the U.S. Federal Reserve as it weighed its response, finally electing a strategy of measured, incremental interest rate hikes which helped stabilize markets in June. Elsewhere, the Bank of England raised rates in two quarter-point increments, while the European Central Bank and Bank of Japan left their respective rates unchanged.

   International markets came out of the gate with a strong start, but April reversals left international indexes with only modest gains. The second half of the period was choppy and ended relatively flat. International economic news was mixed; European economic data painted a picture of a sluggish recovery on the Continent, yet equities posted positive returns. Emerging markets ended slightly down for the six-month period after a very disappointing second quarter. Positive Asian macro data, including better-than-expected conditions in Japan, reversed later in the period under the specter of high oil prices, rising interest rates and slow growth in China.

PORTFOLIO PERFORMANCE: WHAT HELPED, WHAT HINDERED

   European stocks contributed throughout the period. The Portfolio also gained relative performance due to the strong performance of our holdings in Brazil. The Portfolio benefited from strong stock selection within the energy and telecom sectors.

   Two Japanese stocks in particular, a financial services and an industrial conglomerate, proved disappointing. Our underperforming Japan holdings were what we considered to be higher-quality stocks representing export-oriented companies with above average earnings potential -- stocks we believe will perform in the long term.

PORTFOLIO ACTIVITY UPDATE

   We have raised our exposure to the telecom services sector. Following a sharp sell-off in April, we identified telecom services companies in Brazil and

China offering what we believe to be decent growth prospects and trading at distressed valuations. We maintain a strong overweight position in industrials. This reflects our anticipation that rising capital spending will likely replace consumer spending as the driver of global economic growth.

   We trimmed our technology weighting in favor of consumer staple stocks that we feel offer strong cash flows and high dividend yields. The Portfolio maintains a position in emerging markets that historically have tended to benefit from rising U.S. growth.

   We remain of the view that earnings quality and consistency will likely be the key drivers of stock performance in 2004 and our belief is that our investment focus should work well in this environment. In addition, we believe that gradual increases in interest rates could provide a solid backdrop for growth and for equity markets going forward.

The Credit Suisse International Equity Team

Nancy Nierman
Anne S. Budlong
Emily Alejos
Harry M. Jaffe
Chris Matyszewski

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE PORTFOLIO'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE PORTFOLIO'S ASSETS. AS A RESULT OF THIS STRATEGY, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY THAN A PORTFOLIO THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                   AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004

                                       SINCE             INCEPTION
  1 YEAR           5 YEARS           INCEPTION             DATE
  ------           -------           ---------           ---------
  23.53%           (2.30)%             1.63%              6/30/95

   THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) The Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the U.S. It is the exclusive property of Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)

                                                             NUMBER OF
                                                              SHARES            VALUE
                                                            ------------   --------------
COMMON STOCKS (98.1%)
BRAZIL (1.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
    Tele Norte Leste Participacoes SA ADR@                       108,710   $    1,383,878
                                                                           --------------
TOTAL BRAZIL                                                                    1,383,878
                                                                           --------------
CHINA (1.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
    China Telecom Corporation, Ltd. ADR@                          27,100          956,359
                                                                           --------------
TOTAL CHINA                                                                       956,359
                                                                           --------------
FINLAND (1.6%)
PAPER & FOREST PRODUCTS (1.6%)
    Stora Enso Oyj                                                99,380        1,348,154
                                                                           --------------
TOTAL FINLAND                                                                   1,348,154
                                                                           --------------
FRANCE (13.7%)
AUTOMOBILES (3.2%)
    PSA Peugeot Citroen*@                                         18,920        1,053,581
    Renault SA*@                                                  20,740        1,579,606
                                                                           --------------
                                                                                2,633,187
                                                                           --------------
BANKS (2.5%)
    BNP Paribas SA@                                               20,510        1,261,399
    Credit Agricole SA*                                           35,535          864,673
                                                                           --------------
                                                                                2,126,072
                                                                           --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
    France Telecom SA*                                            60,240        1,569,893
                                                                           --------------
INSURANCE (2.4%)
    Axa*                                                          92,620        2,039,619
                                                                           --------------
MEDIA (2.0%)
    Lagardere S.C.A.*@                                            27,202        1,699,445
                                                                           --------------
TEXTILES & APPAREL (1.7%)
    LVMH Moet Hennessy Louis Vuitton SA@                          19,730        1,427,068
                                                                           --------------
TOTAL FRANCE                                                                   11,495,284
                                                                           --------------
GERMANY (5.1%)
BANKS (1.5%)
    Bayerische Hypo-und Vereinsbank AG*                           68,210        1,213,280
                                                                           --------------
ELECTRIC UTILITIES (1.8%)
    E.ON AG*@                                                     21,440        1,546,839
                                                                           --------------
ELECTRICAL EQUIPMENT (1.8%)
    Siemens AG                                                    20,430        1,469,248
                                                                           --------------
TOTAL GERMANY                                                                   4,229,367
                                                                           --------------

                 See Accompanying Notes to Financial Statements.

                                                             NUMBER OF
                                                              SHARES            VALUE
                                                            ------------   --------------
COMMON STOCKS
ITALY (4.6%)
BANKS (2.3%)
    SanPaolo IMI SpA*@                                           158,800   $    1,912,720
                                                                           --------------
OIL & GAS (2.3%)
    Eni SpA*@                                                     97,740        1,940,699
                                                                           --------------
TOTAL ITALY                                                                     3,853,419
                                                                           --------------
JAPAN (18.0%)
AUTO COMPONENTS (0.8%)
    Stanley Electric Company, Ltd.                                41,500          693,727
                                                                           --------------
DIVERSIFIED FINANCIALS (3.2%)
    Nikko Cordial Corp.                                          365,000        1,769,555
    ORIX Corp.                                                     8,200          939,376
                                                                           --------------
                                                                                2,708,931
                                                                           --------------
ELECTRICAL EQUIPMENT (1.2%)
    Nitto Denko Corp.                                             19,500          997,205
                                                                           --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.4%)
    Omron Corp.                                                   66,400        1,554,800
    Rohm Company, Ltd.                                            10,400        1,244,778
                                                                           --------------
                                                                                2,799,578
                                                                           --------------
HOUSEHOLD PRODUCTS (2.2%)
    Uni-Charm Corp.                                               37,200        1,854,631
                                                                           --------------
MACHINERY (2.9%)
    Komatsu, Ltd.                                                148,000          896,559
    THK Company, Ltd.                                             79,600        1,506,429
                                                                           --------------
                                                                                2,402,988
                                                                           --------------
SPECIALTY RETAIL (1.5%)
    Yamada Denki Company, Ltd.                                    33,900        1,264,473
                                                                           --------------
TRADING COMPANIES & DISTRIBUTORS (1.8%)
    Mitsubishi Corp.                                             158,000        1,534,894
                                                                           --------------
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
    NTT DoCoMo, Inc.                                                 450          804,197
                                                                           --------------
TOTAL JAPAN                                                                    15,060,624
                                                                           --------------
MEXICO (1.3%)
WIRELESS TELECOMMUNICATION SERVICES (1.3%)
    America Movil SA de CV ADR, Series L@                         29,890        1,087,099
                                                                           --------------
TOTAL MEXICO                                                                    1,087,099
                                                                           --------------

                 See Accompanying Notes to Financial Statements.

                                                             NUMBER OF
                                                              SHARES            VALUE
                                                            ------------   --------------
COMMON STOCKS
NETHERLANDS (5.5%)
BANKS (1.5%)
    ABN AMRO Holding NV                                           58,740   $    1,284,959
                                                                           --------------
DIVERSIFIED FINANCIALS (2.1%)
    ING Groep NV                                                  72,835        1,719,125
                                                                           --------------
FOOD PRODUCTS (1.9%)
    Koninklijke Numico NV*                                        50,790        1,631,971
                                                                           --------------
TOTAL NETHERLANDS                                                               4,636,055
                                                                           --------------
NORWAY (1.5%)
BANKS (1.5%)
    DnB Holding ASA                                              187,460        1,279,212
                                                                           --------------
TOTAL NORWAY                                                                    1,279,212
                                                                           --------------
RUSSIA (1.5%)
WIRELESS TELECOMMUNICATION SERVICES (1.5%)
    AO VimpelCom ADR*@                                            13,050        1,258,673
                                                                           --------------
TOTAL RUSSIA                                                                    1,258,673
                                                                           --------------
SINGAPORE (2.0%)
BANKS (2.0%)
    United Overseas Bank, Ltd.                                   216,847        1,686,986
                                                                           --------------
TOTAL SINGAPORE                                                                 1,686,986
                                                                           --------------
SOUTH KOREA (2.1%)
BANKS (0.9%)
    Industrial Bank of Korea                                     122,400          713,956
                                                                           --------------
SEMICONDUCTOR EQUIPMENT & Products (1.2%)
    Samsung Electronics Company, Ltd.                              2,525        1,042,341
                                                                           --------------
TOTAL SOUTH KOREA                                                               1,756,297
                                                                           --------------
SPAIN (1.5%)
OIL & GAS (1.5%)
    Repsol YPF SA                                                 56,770        1,243,246
                                                                           --------------
TOTAL SPAIN                                                                     1,243,246
                                                                           --------------
SWEDEN (3.9%)
MACHINERY (3.9%)
    Sandvik AB@                                                   48,960        1,670,358
    SKF AB Class B                                                43,250        1,587,509
                                                                           --------------
TOTAL SWEDEN                                                                    3,257,867
                                                                           --------------

                 See Accompanying Notes to Financial Statements.

                                                             NUMBER OF
                                                              SHARES            VALUE
                                                            ------------   --------------
COMMON STOCKS
SWITZERLAND (6.0%)
BANKS (2.0%)
    UBS AG                                                        23,030   $    1,622,802
                                                                           --------------
FOOD PRODUCTS (1.6%)
    Nestle SA                                                      4,995        1,332,106
                                                                           --------------
PHARMACEUTICALS (2.4%)
    Novartis AG                                                   45,971        2,028,025
                                                                           --------------
TOTAL SWITZERLAND                                                               4,982,933
                                                                           --------------
TAIWAN (2.7%)
COMPUTERS & PERIPHERALS (0.9%)
    Compal Electronics, Inc.                                     685,000          743,237
                                                                           --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.8%)
    Taiwan Semiconductor Manufacturing Company, Ltd.             821,515        1,181,966
    Taiwan Semiconductor Manufacturing Company, Ltd. ADR          35,367          293,899
                                                                           --------------
                                                                                1,475,865
                                                                           --------------
TOTAL TAIWAN                                                                    2,219,102
                                                                           --------------
UNITED KINGDOM (24.3%)
BANKS (2.7%)
    HSBC Holdings PLC                                             97,600        1,470,294
    Royal Bank of Scotland Group PLC                              27,660          796,563
                                                                           --------------
                                                                                2,266,857
                                                                           --------------
COMMERCIAL SERVICES & SUPPLIES (3.5%)
    Capita Group PLC                                             293,932        1,697,750
    Hays PLC                                                     553,280        1,231,640
                                                                           --------------
                                                                                2,929,390
                                                                           --------------
FOOD PRODUCTS (1.7%)
    Cadbury Schweppes PLC                                        159,611        1,377,080
                                                                           --------------
INDUSTRIAL CONGLOMERATES (1.0%)
    FKI PLC                                                      390,686          869,695
                                                                           --------------
METALS & MINING (1.0%)
    BHP Billiton PLC                                              99,520          863,594
                                                                           --------------
OIL & GAS (5.0%)
    BP PLC                                                       209,130        1,846,983
    Shell Transportation & Trading Company PLC                   315,645        2,315,447
                                                                           --------------
                                                                                4,162,430
                                                                           --------------
PHARMACEUTICALS (4.4%)
    AstraZeneca PLC                                               42,130        1,890,204
    GlaxoSmithKline PLC                                           89,920        1,819,860
                                                                           --------------
                                                                                3,710,064
                                                                           --------------

                 See Accompanying Notes to Financial Statements.

                                                             NUMBER OF
                                                              SHARES            VALUE
                                                            ------------   --------------
COMMON STOCKS
UNITED KINGDOM
TOBACCO (1.8%)
    Imperial Tobacco Group PLC                                    67,700   $    1,458,554
                                                                           --------------
TRANSPORTATION INFRASTRUCTURE (2.2%)
    BAA PLC                                                      183,870        1,845,636
                                                                           --------------
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
    Vodafone Group PLC                                           369,455          809,033
                                                                           --------------
TOTAL UNITED KINGDOM                                                           20,292,333
                                                                           --------------

TOTAL COMMON STOCKS (Cost $71,449,800)                                         82,026,888
                                                                           --------------
SHORT-TERM INVESTMENTS (18.9%)
    State Street Navigator Prime Fund@@                       14,506,002       14,506,002

                                                                PAR
                                                               (000)
                                                            ------------
    State Street Bank and Trust Co. Euro Time Deposit,
      0.750%, 7/01/04                                              $1,324       1,324,000
                                                                           --------------

TOTAL SHORT-TERM INVESTMENTS (Cost $15,830,002)                                15,830,002
                                                                           --------------

TOTAL INVESTMENTS AT VALUE (117.0%) (Cost $87,279,802)                         97,856,890

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.0%)                                (14,231,743)
                                                                           --------------

NET ASSETS (100.0%)                                                        $   83,625,147
                                                                           ==============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

----------
 *  Non-income producing security.
 @  Security or portion thereof is out on loan.
@@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securities
      on loan of $14,506,002 (Cost $87,279,802) (Note 1)                            $  97,856,890(1)
    Cash                                                                                      523
    Foreign currency at value (Cost $93,177)                                               92,421
    Receivable for investments sold                                                       423,941
    Dividend and interest receivable                                                      313,317
    Receivable for portfolio shares sold                                                   48,109
    Prepaid expenses and other assets                                                      10,902
                                                                                   --------------
      Total Assets                                                                     98,746,103
                                                                                   --------------
LIABILITIES
    Advisory fee payable (Note 2)                                                          68,561
    Administrative services fee payable (Note 2)                                           15,017
    Payable upon return of securities loaned (Note 1)                                  14,506,002
    Payable for investments purchased                                                     420,239
    Payable for portfolio shares redeemed                                                  59,247
    Trustees' fee payable                                                                      63
    Other accrued expenses payable                                                         51,827
                                                                                   --------------
      Total Liabilities                                                                15,120,956
                                                                                   --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                9,353
    Paid-in capital (Note 5)                                                          195,476,773
    Accumulated undistributed net investment income                                     1,651,438
    Accumulated net realized loss on investments and foreign currency
      transactions                                                                   (124,097,471)
    Net unrealized appreciation from investments and foreign currency
      translations                                                                     10,585,054
                                                                                   --------------
      Net Assets                                                                   $   83,625,147
                                                                                   ==============
    Shares outstanding                                                                  9,352,804
                                                                                   --------------
    Net asset value, offering price, and redemption price per share                $         8.94
                                                                                   ==============

----------
(1)  Including $13,907,805 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST-- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                      $    1,587,320
    Interest                                                                                5,606
    Securities lending                                                                     35,151
    Foreign taxes withheld                                                               (189,324)
                                                                                   --------------
      Total investment income                                                           1,438,753
                                                                                   --------------
EXPENSES
    Investment advisory fees (Note 2)                                                     441,716
    Administrative services fees (Note 2)                                                  70,320
    Custodian fees                                                                         29,596
    Printing fees (Note 2)                                                                 29,368
    Legal fees                                                                             12,786
    Insurance expense                                                                      10,205
    Audit fees                                                                              8,108
    Transfer agent fees                                                                     2,661
    Trustees' fees                                                                          1,380
    Commitment fees (Note 3)                                                                1,261
    Interest expense (Note 3)                                                                 162
    Miscellaneous expense                                                                   4,034
                                                                                   --------------
      Total expenses                                                                      611,597
                                                                                   --------------
        Net investment income                                                             827,156
                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                  9,393,431
    Net realized loss on foreign currency transactions                                    (79,492)
    Net change in unrealized depreciation from investments                             (9,173,218)
    Net change in unrealized depreciation from foreign currency translations               (8,090)
                                                                                   --------------
    Net realized and unrealized gain from investments and foreign currency
      related items                                                                       132,631
                                                                                   --------------
    Net increase in net assets resulting from operations                           $      959,787
                                                                                   ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX MONTHS
                                                                        ENDED              FOR THE YEAR
                                                                     JUNE 30, 2004            ENDED
                                                                      (UNAUDITED)        DECEMBER 31, 2003
                                                                  ------------------     -----------------
FROM OPERATIONS
  Net investment income                                              $     827,156         $     841,569
  Net realized gain on investments and foreign
    currency transactions                                                9,313,939               268,510
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                       (9,181,308)           23,380,919
                                                                     -------------         -------------
    Net increase in net assets resulting from operations                   959,787            24,490,998
                                                                     -------------         -------------

FROM DIVIDENDS
    Net decrease in net assets resulting from dividends                         --              (388,857)
                                                                     -------------         -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                          13,969,221            91,489,957
  Reinvestment of dividends                                                     --               388,857
  Net asset value of shares redeemed                                   (22,273,421)         (111,398,881)
                                                                     -------------         -------------
    Net decrease in net assets from capital share transactions          (8,304,200)          (19,520,067)
                                                                     -------------         -------------
  Net increase (decrease) in net assets                                 (7,344,413)            4,582,074

NET ASSETS
  Beginning of period                                                   90,969,560            86,387,486
                                                                     -------------         -------------
  End of period                                                      $  83,625,147         $  90,969,560
                                                                     =============         =============
  Undistributed Net Investment Income                                $   1,651,438         $     824,282
                                                                     =============         =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                            FOR THE SIX MONTHS
                                                  ENDED                           FOR THE YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2004     ------------------------------------------------------------------
                                               (UNAUDITED)         2003          2002          2001          2000        1999(1)
                                           -------------------  ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period          $     8.85      $     6.68    $     8.34    $    10.73    $    16.70    $    10.99
                                                ----------      ----------    ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income                               0.10            0.09          0.06          0.05          0.10          0.08
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                   (0.01)           2.12         (1.72)        (2.44)        (4.42)         5.78
                                                ----------      ----------    ----------    ----------    ----------    ----------
      Total from investment operations                0.09            2.21         (1.66)        (2.39)        (4.32)         5.86
                                                ----------      ----------    ----------    ----------    ----------    ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  --           (0.04)           --            --         (0.08)        (0.15)
  Distributions from net realized gains                 --              --            --            --         (1.56)           --
  Return of capital                                     --              --            --            --         (0.01)           --
                                                ----------      ----------    ----------    ----------    ----------    ----------
      Total dividends and distributions                 --           (0.04)           --            --         (1.65)        (0.15)
                                                ----------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                  $     8.94      $     8.85    $     6.68    $     8.34    $    10.73    $    16.70
                                                ==========      ==========    ==========    ==========    ==========    ==========
      Total return(2)                                 1.02%          33.09%       (19.90)%      (22.27)%      (25.90)%       53.43%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $   83,625      $   90,970    $   86,387    $  147,725    $  473,249    $  610,547
    Ratio of expenses to average net
      assets(3)                                       1.38%(4)        1.41%         1.42%         1.30%         1.31%         1.33
    Ratio of net investment income to
      average net assets                              1.87%(4)        1.01%         0.61%         0.34%         0.57%         0.63%
  Portfolio turnover rate                               59%            131%          134%          166%          112%          145%

----------
(1) Certain dividend and distribution amounts have been reclassified to conform to the current year presentation.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .02% and .01% for the years ended December 31, 2000 and 1999, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.29% and 1.32% for the years ended December 31, 2000 and 1999, respectively. For the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 as amended, and currently offers eight managed investment portfolios of which one, the International Focus Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into

U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS --Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC

("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2004, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Portfolio with respect to such loans at June 30, 2004 is as follows:

               MARKET VALUE OF                           VALUE OF
              SECURITIES LOANED                     COLLATERAL RECEIVED
              -----------------                     -------------------
                $ 13,907,805                            $ 14,506,002

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Portfolio to act as the Portfolio's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities with the Portfolio receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   J) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

   The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. For the six months ended June 30, 2004, investment advisory fees earned were $441,716.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."),
Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), affiliates of CSAM, are sub-investment advisers to the Portfolio. CSAM Ltd. U.K., CSAM Ltd. Japan, and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, co-administrative services fees earned by CSAMSI were $44,172.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                 ANNUAL RATE
           ------------------------                 -----------
           First $5 billion                0.050% of average daily net assets
           Next $5 billion                 0.035% of average daily net assets
           Over $10 billion                0.020% of average daily net assets

   For the six months ended June 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $26,148.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   For the period January 1, 2004 to March 16, 2004, CSFB received $1,821 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2004, Merrill was paid $7,920 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2004, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2004, the Portfolio had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE           INTEREST RATE           LOAN OUTSTANDING
           -------------        ----------------          ----------------
            $ 422,000                1.536%                   $ 522,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $50,466,759 and $57,309,219, respectively.

   At June 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $87,279,802, $12,492,108, ($1,915,020) and $10,577,088 respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                          FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                          JUNE 30, 2004 (UNAUDITED)    DECEMBER 31, 2003
                                          -------------------------    ------------------
  Shares sold                                   1,549,680                  13,623,363
  Shares issued in reinvestment of
    dividends                                          --                      49,917
  Shares redeemed                              (2,470,292)                (16,338,646)
                                               ----------                 -----------
  Net decrease                                   (920,612)                 (2,665,366)
                                               ==========                 ===========

   On June 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                NUMBER OF                        APPROXIMATE PERCENTAGE
              SHAREHOLDERS                        OF OUTSTANDING SHARES
              ------------                       ----------------------
                    4                                      90%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
PRIVACY POLICY NOTICE (unaudited)

                    IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   -  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

/ / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
PROXY VOTING (unaudited)

The policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-222-8977

   - On the Portfolio's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      TRINF-3-0604

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2004
(UNAUDITED)


CREDIT SUISSE TRUST
- SMALL CAP GROWTH PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

THE TRUST'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE TRUST, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2004 (unaudited)

                                                                   July 28, 2004

Dear Shareholder:

   For the six months ended June 30, 2004, Credit Suisse Trust -- Small Cap Growth Portfolio (the "Portfolio") had a gain of 7.46%, versus an increase of 5.68% for the Russell 2000(R) Growth Index.(1)

   The period was positive for equities. After reaching their low points for the six month period in mid May, pressured by interest rate and geopolitical uncertainty, stocks had a positive finish. The mix of economic data indicated a steady growth with rising but still modest inflation. Investors widely concluded that the Federal Reserve would raise interest rates by 25 basis points at its June 30 meeting (which it did), easing worries of a sudden economic slowdown and a related softening in profits.

PERFORMANCE: GOOD STOCK SELECTION IN VARIED SECTORS

   The Portfolio had a good showing in absolute terms and outperformed its benchmark, due primarily to favorable stock selection in the technology, consumer discretionary, healthcare and energy sectors. The overweighting in energy was an additional positive, as the sector was a strong performer amid rising energy prices.

THE PORTFOLIO: CONTINUED FOCUS ON COMPANY FUNDAMENTALS

   As a result of our bottom up investment approach, the Portfolio remained well-diversified by sector, with overweightings in the consumer discretionary and energy sectors as of the end of the period, along with a modest underweighting in the healthcare and financial services areas.

   Going forward, we believe that the U.S. economy should remain on a healthy growth track, though the recovery is unlikely to lift all boats. We therefore remain focused on companies we believe have compelling business models and the potential to deliver consistent earnings growth.

The Credit Suisse Small/Mid-Cap Growth Team


Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATE MENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                   AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004

                                              SINCE              INCEPTION
    1 YEAR             5 YEARS              INCEPTION              DATE
    ------             -------              ---------            ---------
     34.33%             2.89%                  7.83%              6/30/95

   THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

   RETURNS REPRESENTS PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAYBE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)

                                                                  NUMBER OF
                                                                    SHARES           VALUE
                                                               ---------------   ---------------
COMMON STOCKS (95.7%)
AEROSPACE & DEFENSE (0.9%)
    KVH Industries, Inc.*~                                             594,300   $     7,565,439
                                                                                 ---------------
AGRICULTURE (0.9%)
    Delta and Pine Land Co.~                                           358,100         7,860,295
                                                                                 ---------------
BANKS (0.9%)
    Boston Private Financial Holdings, Inc.~                           328,800         7,615,008
                                                                                 ---------------
BIOTECHNOLOGY (1.4%)
    Nabi Biopharmaceuticals*~                                          818,800        11,643,336
                                                                                 ---------------
BUILDING PRODUCTS (0.7%)
    Griffon Corp.*~                                                    265,000         5,904,200
                                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES (0.4%)
    Universal Technical Institute, Inc.                                 90,300         3,609,291
                                                                                 ---------------
COMMUNICATIONS EQUIPMENT (2.1%)
    InterDigital Communications Corp.*~                                542,500        10,204,425
    Polycom, Inc.*~                                                    318,800         7,144,308
                                                                                 ---------------
                                                                                      17,348,733
                                                                                 ---------------
COMPUTERS & PERIPHERALS (1.3%)
    Avid Technology, Inc.*~                                            204,500        11,159,565
                                                                                 ---------------
CONTAINERS & PACKAGING (1.1%)
    Crown Holdings, Inc.*                                              891,100         8,884,267
                                                                                 ---------------
DIVERSIFIED FINANCIALS (5.8%)
    Affiliated Managers Group, Inc.*~                                  243,050        12,242,428
    eSPEED, Inc. Class A*~                                             542,547         9,575,955
    Jefferies Group, Inc.~                                             325,900        10,076,828
    Piper Jaffray Companies, Inc.*~                                    170,300         7,702,669
    Raymond James Financial, Inc.~                                     332,600         8,797,270
                                                                                 ---------------
                                                                                      48,395,150
                                                                                 ---------------
ENERGY EQUIPMENT & SERVICES (3.4%)
    FMC Technologies, Inc.*~                                           362,800        10,448,640
    Grey Wolf, Inc.*~                                                2,234,600         9,474,704
    Newpark Resources, Inc.*~                                        1,357,100         8,414,020
                                                                                 ---------------
                                                                                      28,337,364
                                                                                 ---------------
FOOD PRODUCTS (2.8%)
    American Italian Pasta Co. Class A~                                156,000         4,754,880
    Hain Celestial Group, Inc.*~                                       521,700         9,442,770
    John B. Sanfilippo & Son, Inc.*~                                   329,600         8,806,912
                                                                                 ---------------
                                                                                      23,004,562
                                                                                 ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                    SHARES           VALUE
                                                               ---------------   ---------------
COMMON STOCKS
HEALTHCARE EQUIPMENT & SUPPLIES (6.3%)
    Align Technology, Inc.*~                                           456,500   $     8,673,500
    American Medical Systems Holdings, Inc.*~                          213,700         7,201,690
    I-Flow Corp.*~                                                     560,700         6,649,902
    Kyphon, Inc.*~                                                     273,400         7,704,412
    SonoSite, Inc.*~                                                   392,500         9,384,675
    Wilson Greatbatch Technologies, Inc.*~                             136,900         3,826,355
    Wright Medical Group, Inc.*~                                       239,900         8,540,440
                                                                                 ---------------
                                                                                      51,980,974
                                                                                 ---------------
HEALTHCARE PROVIDERS & SERVICES (7.6%)
    Accredo Health, Inc.*~                                             216,800         8,444,360
    AMERIGROUP Corp.*~                                                 183,700         9,038,040
    Centene Corp.*~                                                    268,300        10,342,965
    Gentiva Health Services, Inc.*~                                    436,800         7,102,368
    Kindred Healthcare, Inc.*~                                         434,600        11,451,710
    Psychiatric Solutions, Inc.*~                                      326,900         8,149,617
    United Surgical Partners International, Inc.*~                     218,000         8,604,460
                                                                                 ---------------
                                                                                      63,133,520
                                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE (1.8%)
    Carmike Cinemas, Inc.~                                             218,100         8,604,045
    Panera Bread Co. Class A*~                                         175,200         6,286,176
                                                                                 ---------------
                                                                                      14,890,221
                                                                                 ---------------
INSURANCE (2.8%)
    Direct General Corp.~                                              235,518         7,597,811
    Platinum Underwriters Holdings, Ltd.~                              260,600         7,930,058
    U.S.I. Holdings Corp.*~                                            479,100         7,569,780
                                                                                 ---------------
                                                                                      23,097,649
                                                                                 ---------------
INTERNET & CATALOG RETAIL (1.8%)
    Coldwater Creek, Inc.*~                                            183,000         4,844,010
    J. Jill Group, Inc.*~                                              410,800         9,690,772
                                                                                 ---------------
                                                                                      14,534,782
                                                                                 ---------------
INTERNET SOFTWARE & SERVICES (10.0%)
    24/7 Real Media, Inc.*~                                            789,300         4,427,973
    Ask Jeeves, Inc.*~                                                 337,200        13,160,916
    Chordiant Software, Inc.*~                                       1,956,500         8,921,640
    Digitas, Inc.*~                                                    873,300         9,632,499
    DoubleClick, Inc.*~                                                852,500         6,623,925
    FileNET Corp.*~                                                    307,800         9,717,246
    MatrixOne, Inc.*~                                                1,686,700        11,655,097
    Openwave Systems, Inc.*~                                           867,766        11,020,628
    webMethods, Inc.*~                                                 869,100         7,448,187
                                                                                 ---------------
                                                                                      82,608,111
                                                                                 ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                    SHARES           VALUE
                                                               ---------------   ---------------
COMMON STOCKS
MEDIA (4.1%)
    aQuantive, Inc.*~                                                  807,900   $     7,982,052
    Cumulus Media, Inc. Class A*~                                      698,100        11,735,061
    Emmis Communications Corp. Class A*~                               675,900        14,180,382
                                                                                 ---------------
                                                                                      33,897,495
                                                                                 ---------------
METALS & MINING (0.8%)
    GrafTech International, Ltd.*~                                     632,200         6,612,812
                                                                                 ---------------
OIL & GAS (4.3%)
    Denbury Resources, Inc.*~                                          439,000         9,197,050
    Houston Exploration Co.*~                                          173,100         8,973,504
    Remington Oil & Gas Corp.*~                                        399,000         9,416,400
    Stone Energy Corp.*~                                               171,100         7,815,848
                                                                                 ---------------
                                                                                      35,402,802
                                                                                 ---------------
PHARMACEUTICALS (5.6%)
    Angiotech Pharmaceuticals, Inc.*                                   431,500         8,694,725
    Inspire Phamaceuticals, Inc.*~                                     466,100         7,793,192
    K-V Pharmaceutical Co. Class A*~                                   172,550         3,984,180
    Medicines Co.*~                                                    318,400         9,714,384
    Medicis Pharmaceutical Corp. Class A~                              187,000         7,470,650
    Sepracor, Inc.*~                                                   167,200         8,844,880
                                                                                 ---------------
                                                                                      46,502,011
                                                                                 ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (10.6%)
    Actel Corp.*~                                                      424,100         7,845,850
    Artisan Components, Inc.*~                                         477,900        12,329,820
    Asyst Technologies, Inc.*~                                       1,078,400        11,150,656
    Axcelis Technologies, Inc.*~                                       914,400        11,375,136
    Cymer, Inc.*~                                                      272,400        10,198,656
    Entegris, Inc.*~                                                   597,800         6,916,546
    MKS Instruments, Inc.*~                                            405,000         9,242,100
    Semtech Corp.*~                                                    163,300         3,844,082
    Tessera Technologies, Inc.*~                                       334,100         6,020,482
    Varian Semiconductor Equipment Associates, Inc.*~                  237,100         9,142,576
                                                                                 ---------------
                                                                                      88,065,904
                                                                                 ---------------
SOFTWARE (8.6%)
    Activision, Inc.*~                                                 645,450        10,262,655
    Agile Software Corp.*~                                             994,800         8,704,500
    Hyperion Solutions Corp.*~                                         247,900        10,838,188
    Informatica Corp.*~                                                740,800         5,652,304
    Quest Software, Inc.*~                                             508,500         6,559,650
    Radiant Systems, Inc.*~                                            758,450         3,557,130
    Take-Two Interactive Software, Inc.*~                              275,500         8,441,320
    THQ, Inc.*~                                                        409,100         9,368,390
    TIBCO Software, Inc.*~                                             943,900         7,975,955
                                                                                 ---------------
                                                                                      71,360,092
                                                                                 ---------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                    SHARES           VALUE
                                                               ---------------   ---------------
COMMON STOCKS
SPECIALTY RETAIL (6.5%)
    Aeropostale, Inc.*~                                                492,200   $    13,245,102
    AnnTaylor Stores Corp.*~                                           126,600         3,668,868
    Cost Plus, Inc.*~                                                  291,000         9,442,950
    Guitar Center, Inc.*~                                              254,700        11,326,509
    Gymboree Corp.*~                                                   487,800         7,492,608
    Linens 'n Things, Inc.*~                                           310,300         9,094,893
                                                                                 ---------------
                                                                                      54,270,930
                                                                                 ---------------
TEXTILES & APPAREL (3.2%)
    Deckers Outdoor Corp.*~                                            305,200         9,000,348
    K-Swiss, Inc. Class A~                                             311,104         6,287,412
    Tommy Hilfiger Corp.*~                                             760,600        11,515,484
                                                                                 ---------------
                                                                                      26,803,244
                                                                                 ---------------

TOTAL COMMON STOCKS (Cost $702,883,670)                                              794,487,757
                                                                                 ---------------
PREFERRED STOCK (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)
    Planetweb, Inc.*++
    (Cost $3,944,441)                                                  726,200            16,920
                                                                                 ---------------
WARRANT (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    APW, Ltd. expires 7/31/09*^
    (Cost $0)                                                              360                 0
                                                                                 ---------------
SHORT-TERM INVESTMENTS (29.5%)
    State Street Navigator Prime Fund~~                            211,556,507       211,556,507

                                                                    PAR
                                                                   (000)
                                                               ---------------
    State Street Bank and Trust Co. Euro Time Deposit,
      0.750%, 7/01/04                                          $        33,073        33,073,000
                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $244,629,507)                                     244,629,507
                                                                                 ---------------
TOTAL INVESTMENTS AT VALUE (125.2%) (Cost $951,457,618)                            1,039,134,184

LIABILITIES IN EXCESS OF OTHER ASSETS (-25.2%)                                      (208,978,643)
                                                                                 ---------------

NET ASSETS (100.0%)                                                              $   830,155,541
                                                                                 ===============

 * Non-income producing security.
 ^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
 ~ Security or portion thereof is out on loan.
~~ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securities on loan
      of $211,556,507 (Cost $951,457,618) (Note 1)                            $  1,039,134,184(1)
    Cash                                                                                   927
    Receivable for investments sold                                                  7,891,696
    Receivable for portfolio shares sold                                               251,092
    Dividend and interest receivable                                                    35,713
    Prepaid expenses and other assets                                                   42,200
                                                                              ----------------
      Total Assets                                                               1,047,355,812
                                                                              ----------------
LIABILITIES
    Advisory fee payable (Note 2)                                                      597,801
    Administrative services fee payable (Note 2)                                       142,134
    Payable upon return of securities loaned (Note 1)                              211,556,507
    Payable for investments purchased                                                3,816,952
    Payable for portfolio shares redeemed                                              958,100
    Trustees' fee payable                                                                   52
    Other accrued expenses payable                                                     128,725
                                                                              ----------------
      Total Liabilities                                                            217,200,271
                                                                              ----------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                            55,969
    Paid-in capital (Note 6)                                                       939,171,922
    Accumulated net investment loss                                                 (3,854,414)
    Accumulated net realized loss on investments                                  (192,894,502)
    Net unrealized appreciation from investments                                    87,676,566
                                                                              ----------------
      Net Assets                                                              $    830,155,541
                                                                              ================
    Shares outstanding                                                              55,968,898
                                                                              ----------------
    Net asset value, offering price, and redemption price per share           $          14.83
                                                                              ================

----------
(1) Including $206,174,194 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                 $        389,477
    Interest                                                                           173,501
    Securities lending                                                                  81,782
                                                                              ----------------
      Total investment income                                                          644,760
                                                                              ----------------
EXPENSES
    Investment advisory fees (Note 2)                                                3,685,666
    Administrative services fees (Note 2)                                              636,114
    Printing fees (Note 2)                                                              43,295
    Custodian fees                                                                      39,967
    Insurance expense                                                                   32,501
    Audit fees                                                                          16,475
    Legal fees                                                                          15,346
    Commitment fees (Note 3)                                                             9,696
    Transfer agent fees                                                                  8,609
    Trustees' fees                                                                       1,380
    Miscellaneous expense                                                               10,125
                                                                              ----------------
      Net expenses                                                                   4,499,174
                                                                              ----------------
        Net investment loss                                                         (3,854,414)
                                                                              ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                              86,466,272
    Net change in unrealized appreciation (depreciation) from investments          (25,707,232)
                                                                              ----------------
    Net realized and unrealized gain from investments                               60,759,040
                                                                              ----------------
    Net increase in net assets resulting from operations                      $     56,904,626
                                                                              ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX MONTHS
                                                                                    ENDED             FOR THE YEAR
                                                                                JUNE 30, 2004             ENDED
                                                                                 (UNAUDITED)        DECEMBER 31, 2003
                                                                              ------------------    -----------------
FROM OPERATIONS
  Net investment loss                                                         $       (3,854,414)   $      (5,817,635)
  Net realized gain (loss) on investments                                             86,466,272             (767,560)
  Net change in unrealized appreciation (depreciation) from investments              (25,707,232)         244,451,934
                                                                              ------------------    -----------------
    Net increase in net assets resulting from operations                              56,904,626          237,866,739
                                                                              ------------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                        65,499,139          146,699,021
  Net asset value of shares redeemed                                                 (67,595,419)        (110,831,643)
                                                                              ------------------    -----------------
    Net increase (decrease) in net assets from capital share transactions             (2,096,280)          35,867,378
                                                                              ------------------    -----------------
  Net increase in net assets                                                          54,808,346          273,734,117

NET ASSETS
  Beginning of period                                                                775,347,195          501,613,078
                                                                              ------------------    -----------------
  End of period                                                               $      830,155,541    $     775,347,195
                                                                              ==================    =================
ACCUMULATED NET INVESTMENT LOSS                                               $       (3,854,414)   $              --
                                                                              ==================    =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                          FOR THE SIX
                                          MONTHS ENDED                         FOR THE YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2004       -------------------------------------------------------------------
                                           (UNAUDITED)          2003          2002          2001         2000(1)        1999
                                         --------------      -----------   -----------   -----------   -----------   -----------
PER SHARE DATA
  Net asset value, beginning
    of period                            $        13.80      $      9.29   $     14.01   $     16.68   $     26.20   $     16.01
                                         --------------      -----------   -----------   -----------   -----------   -----------

INVESTMENT OPERATIONS
  Net investment loss                             (0.07)           (0.10)        (0.11)        (0.10)        (0.15)        (0.12)
  Net gain (loss) on investments
    (both realized and unrealized)                 1.10             4.61         (4.61)        (2.57)        (4.60)        11.07
                                         --------------      -----------   -----------   -----------   -----------   -----------
      Total from investment
       operations                                  1.03             4.51         (4.72)        (2.67)        (4.75)        10.95
                                         --------------      -----------   -----------   -----------   -----------   -----------

LESS DISTRIBUTIONS
  Distributions from net realized gains              --               --            --            --         (4.77)        (0.76)
                                         --------------      -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD           $        14.83      $     13.80   $      9.29   $     14.01   $     16.68   $     26.20
                                         ==============      ===========   ===========   ===========   ===========   ===========
      Total return(2)                              7.46%           48.55%       (33.69)%      (16.01)%      (18.11)%       69.08%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                       $      830,156      $   775,347   $   501,613   $   864,819   $ 1,101,182   $ 1,272,542
    Ratio of expenses to average
      net assets(3)                                1.10%(4)         1.12%         1.14%         1.12%         1.13%         1.15%
    Ratio of net investment loss
      to average net assets                       (0.94)%(4)       (0.97)%       (0.94)%       (0.73)%       (0.57)%       (0.72)%
  Portfolio turnover rate                            53%              76%           69%           91%           85%          122%

----------
(1) Certain distribution amounts have been reclassified to conform to the current year presentation.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .02% and .01% for the years ended December 31, 2000, and 1999, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.11% and 1.14% for the years ended December 31, 2000 and 1999, respectively. For the six months ended June 30, 2004, and the years ended December 31, 2003, 2002 and 2001, there was no effect on the net operating expense because of transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Small Cap Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Portfolio with respect to such loans at June 30, 2004 is as follows:

                  MARKET VALUE OF               VALUE OF
                 SECURITIES LOANED         COLLATERAL RECEIVED
                 -----------------         -------------------
                   $ 206,174,194               $ 211,556,507

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Portfolio to act as the Portfolio's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities with the Portfolio receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   E) OTHER -- The Portfolio may invest up to 15% of its net assets in restricted and other illiquid securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.90% of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, investment advisory fees earned were $3,685,666.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, co-administrative services fees earned by CSAMSI were $409,523.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

         AVERAGE DAILY NET ASSETS                   ANNUAL RATE
         ------------------------                   -----------
         First $5 billion                 0.050% of average daily net assets
         Next $5 billion                  0.035% of average daily net assets
         Over $10 billion                 0.020% of average daily net assets

   For the six months ended June 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $226,591.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   For the period January 1, 2004 to March 16, 2004, CSFB received $2,552 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2004, Merrill was paid $6,662 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2004 and during the six months ended June 30, 2004, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $411,771,302 and $422,187,029, respectively.

   At June 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $951,457,618, $130,719,879, ($43,043,313) and $87,676,566, respectively.

NOTE 5. RESTRICTED SECURITIES

   Certain of the Portfolio's investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition date, aggregate cost, fair value as of June 30, 2004, value per share of such security, and percentage of net assets which the security represents. The Portfolio does not have the right to demand that such securities be registered.

                                      NUMBER                                        VALUE     PERCENTAGE
                                        OF     ACQUISITION                FAIR       PER          OF
   SECURITY         SECURITY TYPE     SHARES      DATE         COST       VALUE     SHARE     NET ASSETS
---------------    ---------------    -------  -----------  -----------  --------   ------    ----------
Planetweb, Inc.    Preferred Stock    726,200    9/08/00    $ 3,944,441  $ 16,920   $ 0.02       0.00%

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                JUNE 30, 2004 (UNAUDITED)       DECEMBER 31, 2003
                                -------------------------       ------------------
  Shares sold                            4,449,201                  12,617,432
  Shares redeemed                       (4,683,680)                (10,401,597)
                                        ----------                 -----------
  Net increase/(decrease)                 (234,479)                  2,215,835
                                        ==========                 ===========

   On June 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                NUMBER OF                        APPROXIMATE PERCENTAGE
              SHAREHOLDERS                       OF OUTSTANDING SHARES
              ------------                       ----------------------
                   3                                      85%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   -  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

/ / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
PROXY VOTING (UNAUDITED)

The policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-222-8977

   - On the Portfolio's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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

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

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRSCG-3-0604

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2004
(UNAUDITED)


CREDIT SUISSE TRUST
- MID-CAP GROWTH PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

THE TRUST'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE TRUST, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2004 (unaudited)

                                                                  August 3, 2004

Dear Shareholder:

   For the six months ended June 30, 2004, Credit Suisse Trust--Mid-Cap Growth Portfolio(1) (the "Portfolio") had a gain of 6.61%, versus increases of 5.65% for the Russell 2500(TM) Growth Index(2) and 5.94% for the Russell Midcap(R) Growth Index.(3)

   The period was positive for equities. After reaching their low points for the six-month period in mid May, pressured by interest-rate and geopolitical uncertainty, stocks had a positive finish. The mix of economic data indicated a steady growth with rising but still modest inflation. Investors widely concluded that the Federal Reserve would raise interest rates by 25 basis points at its June 30 meeting (which it did), easing worries of a sudden economic slowdown and a related softening in profits.

PERFORMANCE: FAVORABLE STOCK SELECTION

   The Portfolio had a solid return in absolute terms and outperformed its benchmarks. Stocks that aided the Portfolio included its financial services holdings, paced by a company leveraged to benefit from trading in the commodity and foreign exchange markets. The Portfolio was also helped by good stock selection in the technology and producer durables areas. On the negative side, the Portfolio's healthcare stocks underperformed the wider healthcare market although they collectively had a gain.

   Going forward, we believe that the U.S. economy should remain on a healthy growth track, though the recovery is unlikely to lift all boats. We therefore remain focused on companies we believe have compelling business models and the potential to deliver consistent earnings growth.

The Credit Suisse Small/Mid-Cap Growth Team

Marion U. Pardo          Leo M. Bernstein          Calvin E. Chung

   INVESTING IN THE PORTFOLIO ENTAILS SPECIAL RISK CONSIDERATIONS, SUCH AS INVESTING IN THE SECURITIES OF START-UP COMPANIES OR COMPANIES INVOLVED IN "SPECIAL SITUATIONS."

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR

IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004(1)

                                     SINCE            INCEPTION
                  1 YEAR           INCEPTION            DATE
                  ------           ---------          ---------
                  27.41%             3.40%             9/13/99

   RETURNS REPRESENTS PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAYBE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
COMMON STOCKS (92.7%)
AUTO COMPONENTS (1.0%)
    Autoliv, Inc.                                                     10,200   $     430,440
                                                                               -------------
CHEMICALS (1.1%)
    Monsanto Co.                                                      12,500         481,250
                                                                               -------------
COMMERCIAL SERVICES & SUPPLIES (8.3%)
    BISYS Group, Inc.*                                                24,800         348,688
    Certegy, Inc.                                                     12,700         492,760
    Corinthian Colleges, Inc.*                                        14,300         353,782
    Corporate Executive Board Co.                                      8,300         479,657
    Education Management Corp.*                                       12,548         412,327
    Fiserv, Inc.*                                                     17,200         668,908
    Monster Worldwide, Inc.*                                          32,700         841,044
                                                                               -------------
                                                                                   3,597,166
                                                                               -------------
COMMUNICATIONS EQUIPMENT (5.6%)
    ADC Telecommunications, Inc.*^                                   284,000         806,560
    Avaya, Inc.*                                                      55,700         879,503
    Polycom, Inc.*^                                                   17,700         396,657
    Scientific-Atlanta, Inc.                                           9,800         338,100
                                                                               -------------
                                                                                   2,420,820
                                                                               -------------
CONTAINERS & PACKAGING (2.5%)
    Ball Corp.                                                         7,900         569,195
    Pactiv Corp.*                                                     20,400         508,776
                                                                               -------------
                                                                                   1,077,971
                                                                               -------------
DIVERSIFIED FINANCIALS (7.0%)
    Chicago Merchantile Exchange^                                      3,900         563,043
    E*TRADE Financial Corp.*                                          50,300         560,845
    eSPEED, Inc. Class A*^                                            22,600         398,890
    Franklin Resources, Inc.                                           9,300         465,744
    Legg Mason, Inc.                                                   7,200         655,272
    SEI Investments Co.                                               13,900         403,656
                                                                               -------------
                                                                                   3,047,450
                                                                               -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Symbol Technologies, Inc.                                         29,200         430,408
                                                                               -------------
ENERGY EQUIPMENT & SERVICES (4.1%)
    BJ Services Co.*                                                  10,200         467,568
    ENSCO International, Inc.                                         12,700         369,570
    National-Oilwell, Inc.*                                           14,900         469,201
    Smith International, Inc.*                                         8,600         479,536
                                                                               -------------
                                                                                   1,785,875
                                                                               -------------
FOOD & DRUG RETAILING (1.1%)
    Whole Foods Market, Inc.                                           5,000         477,250
                                                                               -------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.0%)
    Fisher Scientific International, Inc.*                             7,500         433,125
                                                                               -------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
HEALTHCARE PROVIDERS & SERVICES (12.8%)
    Accredo Health, Inc.*                                             22,600   $     880,270
    Anthem, Inc.*^                                                     7,100         635,876
    Caremark Rx, Inc.*                                                14,800         487,512
    Community Health Systems, Inc.*                                   31,900         853,963
    Coventry Health Care, Inc.*                                        6,150         300,735
    Manor Care, Inc.                                                  13,000         424,840
    Omnicare, Inc.                                                    10,400         445,224
    PacifiCare Health Systems, Inc.*                                  15,100         583,766
    Quest Diagnostics, Inc.                                            6,000         509,700
    VCA Antech, Inc.*                                                  9,900         443,718
                                                                               -------------
                                                                                   5,565,604
                                                                               -------------
HOTELS, RESTAURANTS & LEISURE (3.4%)
    Harrah's Entertainment, Inc.                                       8,200         443,620
    Starbucks Corp.*                                                  13,000         565,240
    Yum! Brands, Inc.                                                 12,800         476,416
                                                                               -------------
                                                                                   1,485,276
                                                                               -------------
HOUSEHOLD DURABLES (0.9%)
    Garmin, Ltd.^                                                     10,000         370,400
                                                                               -------------
INSURANCE (3.9%)
    Ambac Financial Group, Inc.                                       11,600         851,904
    Fidelity National Financial, Inc.                                 11,500         429,410
    Radian Group, Inc.                                                 8,900         426,310
                                                                               -------------
                                                                                   1,707,624
                                                                               -------------
INTERNET SOFTWARE & SERVICES (6.0%)
    Ask Jeeves, Inc.*^                                                15,400         601,062
    Check Point Software Technologies, Ltd.*                          21,600         582,984
    DoubleClick, Inc.*                                                45,400         352,758
    Openwave Systems, Inc.*^                                          47,033         597,319
    VeriSign, Inc.*                                                   23,100         459,690
                                                                               -------------
                                                                                   2,593,813
                                                                               -------------
MEDIA (7.6%)
    Cox Radio, Inc. Class A*                                           2,700          46,926
    E.W. Scripps Co. Class A                                           3,200         336,000
    Getty Images, Inc.*                                                8,400         504,000
    Lamar Advertising Co.*                                            23,700       1,027,395
    Netflix, Inc.*^                                                    7,400         266,030
    Radio One, Inc. Class A*                                          22,400         360,864
    Univision Communications, Inc. Class A*^                          13,400         427,862
    Westwood One, Inc.*                                               13,900         330,820
                                                                               -------------
                                                                                   3,299,897
                                                                               -------------
MULTILINE RETAIL (1.4%)
    Dollar Tree Stores, Inc.*                                         22,400         614,432
                                                                               -------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
OIL & GAS (3.2%)
    Pioneer Natural Resources Co.                                     12,800   $     449,024
    Pogo Producing Co.                                                 9,100         449,540
    XTO Energy, Inc.                                                  17,100         509,409
                                                                               -------------
                                                                                   1,407,973
                                                                               -------------
PHARMACEUTICALS (4.7%)
    Angiotech Pharmaceuticals, Inc.*                                  23,400         471,510
    Barr Laboratories, Inc.*                                           8,400         283,080
    Sepracor, Inc.*^                                                  17,400         920,460
    Watson Pharmaceuticals, Inc.*                                     14,000         376,600
                                                                               -------------
                                                                                   2,051,650
                                                                               -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.8%)
    Cymer, Inc.*                                                      15,700         587,808
    Integrated Circuit Systems, Inc.*^                                22,100         600,236
    KLA-Tencor Corp.*                                                  9,900         488,862
    Lam Research Corp.*^                                              17,300         463,640
    National Semiconductor Corp.*^                                    21,600         474,984
    Novellus Systems, Inc.*                                           14,700         462,168
    Semtech Corp.*^                                                    8,600         202,444
    Tessera Technologies, Inc. *                                       5,100          91,902
                                                                               -------------
                                                                                   3,372,044
                                                                               -------------
SOFTWARE (3.5%)
    Activision, Inc.*                                                 34,000         540,600
    Hyperion Solutions Corp.*^                                        12,900         563,988
    Quest Software, Inc.*^                                            31,300         403,770
                                                                               -------------
                                                                                   1,508,358
                                                                               -------------
SPECIALTY RETAIL (2.8%)
    AnnTaylor Stores Corp.*                                            9,350         270,963
    Linens 'n Things, Inc.*                                           15,800         463,098
    Staples, Inc.                                                     16,500         483,615
                                                                               -------------
                                                                                   1,217,676
                                                                               -------------
TEXTILES & APPAREL (1.0%)
    Coach, Inc.*                                                       9,800         442,862
                                                                               -------------
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
    Nextel Partners, Inc. Class A*^                                   27,600         439,392
                                                                               -------------

TOTAL COMMON STOCKS (Cost $33,153,516)                                            40,258,756
                                                                               -------------

                 See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                   SHARES          VALUE
                                                               -------------   -------------
SHORT-TERM INVESTMENTS (21.4%)
    State Street Navigator Prime Fund^^                            6,290,943   $   6,290,943

                                                                    PAR
                                                                   (000)
                                                               -------------
    State Street Bank and Trust Co. Euro Time Deposit,
      0.750%, 7/01/04                                          $       3,004       3,004,000
                                                                               -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $9,294,943)                                     9,294,943
                                                                               -------------

TOTAL INVESTMENTS AT VALUE (114.1%) (Cost $42,448,459)                            49,553,699

LIABILITIES IN EXCESS OF OTHER ASSETS (-14.1%)                                    (6,123,625)
                                                                               -------------

NET ASSETS (100.0%)                                                            $  43,430,074
                                                                               =============

*  Non-income producing security.
^  Security or portion thereof is out on loan.
^^ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securities on loan
      of $6,290,943 (Cost $42,448,459) (Note 1)                               $   49,553,699(1)
    Cash                                                                                 992
    Receivable for investments sold                                                  708,699
    Receivable for portfolio shares sold                                                 323
    Dividend and interest receivable                                                   2,324
    Prepaid expenses and other assets                                                  5,905
                                                                              --------------
      Total Assets                                                                50,271,942
                                                                              --------------

LIABILITIES
    Advisory fee payable (Note 2)                                                     27,888
    Administrative services fee payable (Note 2)                                       7,934
    Payable upon return of securities loaned (Note 1)                              6,290,943
    Payable for investments purchased                                                405,242
    Payable for portfolio shares redeemed                                             76,711
    Trustees' fee payable                                                                 63
    Other accrued expenses payable                                                    33,087
                                                                              --------------
      Total Liabilities                                                            6,841,868
                                                                              --------------

NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                           3,739
    Paid-in capital (Note 5)                                                      55,765,398
    Accumulated net investment loss                                                 (200,336)
    Accumulated net realized loss on investments                                 (19,243,967)
    Net unrealized appreciation from investments                                   7,105,240
                                                                              --------------
      Net Assets                                                              $   43,430,074
                                                                              ==============
    Shares outstanding                                                             3,738,502
                                                                              --------------

    Net asset value, offering price, and redemption price per share           $        11.62
                                                                              ==============

(1)  Including $6,139,594 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME (NOTE 1)
    Dividends                                                                 $       54,699
    Interest                                                                          11,790
    Securities lending                                                                 4,012
                                                                              --------------
      Total investment income                                                         70,501
                                                                              --------------

EXPENSES
    Investment advisory fees (Note 2)                                                195,003
    Administrative services fees (Note 2)                                             36,277
    Legal fees                                                                        18,073
    Printing fees (Note 2)                                                            13,947
    Insurance expense                                                                  9,892
    Audit fees                                                                         6,869
    Custodian fees                                                                     4,775
    Transfer agent fees (Note 2)                                                       2,095
    Trustees' fees                                                                     1,380
    Commitment fees (Note 3)                                                             521
    Miscellaneous expense                                                              3,036
                                                                              --------------
      Total expenses                                                                 291,868
    Less: fees waived (Note 2)                                                       (21,031)
                                                                              --------------
      Net expenses                                                                   270,837
                                                                              --------------
        Net investment loss                                                         (200,336)
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
    Net realized gain from investments                                             4,973,170
    Net change in unrealized appreciation (depreciation) from investments         (2,067,614)
                                                                              --------------
    Net realized and unrealized gain from investments                              2,905,556
                                                                              --------------
    Net increase in net assets resulting from operations                      $    2,705,220
                                                                              ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX MONTHS
                                                                     ENDED             FOR THE YEAR
                                                                 JUNE 30, 2004             ENDED
                                                                  (UNAUDITED)        DECEMBER 31, 2003
                                                               ------------------    -----------------
FROM OPERATIONS
  Net investment loss                                          $         (200,336)   $        (313,631)
  Net realized gain from investments                                    4,973,170            2,677,733
  Net change in unrealized appreciation (depreciation)
    from investments                                                   (2,067,614)          10,218,597
                                                               ------------------    -----------------

    Net increase in net assets resulting from operations                2,705,220           12,582,699
                                                               ------------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                                          1,664,931            3,089,773
  Net asset value of shares redeemed                                   (2,509,445)          (4,856,628)
                                                               ------------------    -----------------
    Net decrease in net assets from capital share
      transactions                                                       (844,514)          (1,766,855)
                                                               ------------------    -----------------
  Net increase in net assets                                            1,860,706           10,815,844

NET ASSETS
  Beginning of period                                                  41,569,368           30,753,524
                                                               ------------------    -----------------

  End of period                                                $       43,430,074    $      41,569,368
                                                               ==================    =================

ACCUMULATED NET INVESTMENT LOSS                                $         (200,336)   $              --
                                                               ==================    =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                         FOR THE SIX MONTHS
                                               ENDED                           FOR THE YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2004          ----------------------------------------------------------
                                            (UNAUDITED)             2003        2002        2001        2000         1999(1)
                                         ------------------       --------    --------    --------    --------      --------
PER SHARE DATA
  Net asset value, beginning of period   $            10.90       $   7.60    $  10.75    $  12.86    $  13.07      $  10.00
                                         ------------------       --------    --------    --------    --------      --------

INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.05)         (0.08)      (0.08)      (0.08)      (0.06)(2)      0.04
  Net gain (loss) on investments (both
    realized and unrealized)                           0.77           3.38       (3.07)      (2.03)      (0.14)         3.14
                                         ------------------       --------    --------    --------    --------      --------

      Total from investment operations                 0.72           3.30       (3.15)      (2.11)      (0.20)         3.18
                                         ------------------       --------    --------    --------    --------      --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   --             --          --          --       (0.00)(3)     (0.11)
  Distributions from net realized gains                  --             --          --          --       (0.01)           --
                                         ------------------       --------    --------    --------    --------      --------

      Total dividends and distributions                  --             --          --          --       (0.01)        (0.11)
                                         ------------------       --------    --------    --------    --------      --------

NET ASSET VALUE, END OF PERIOD           $            11.62       $  10.90    $   7.60    $  10.75    $  12.86      $  13.07
                                         ==================       ========    ========    ========    ========      ========

      Total return(4)                                  6.61%         43.42%     (29.30)%    (16.41)%     (1.53)%       31.95%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
    omitted)                             $           43,430       $ 41,569    $ 30,754    $ 51,290    $ 55,882      $  6,624
    Ratio of expenses to average net
      assets(5)                                        1.25%(6)       1.25%       1.25%       1.25%       1.26%         1.25%(6)
    Ratio of net investment income
      (loss) to average net assets                    (0.92)%(6)     (0.90)%     (0.84)%     (0.81)%     (0.45)%        0.01%(6)
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                           0.10%(6)       0.14%       0.11%       0.04%       0.04%         9.91%(6)
  Portfolio turnover rate                                48%            73%         74%        173%        135%           31%

(1) For the period September 13, 1999 (commencement of operations) through December 31, 1999.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .01% for the year ended December 31, 2000. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.25% for the year ended December 31, 2000. For the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001, and for the period ended December 31, 1999, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Mid-Cap Growth Portfolio, (the "Portfolio"), is included in this report. Prior to May 1, 2004 the Portfolio was named the Emerging Growth Portfolio. The Portfolio is a diversified investment fund that seeks maximum capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which was has been approved by the Board of Trustees to fair value certain securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent or money market instruments.

However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Portfolio with respect to such loans at June 30, 2004 is as follows:

       MARKET VALUE OF SECURITIES LOANED    VALUE OF COLLATERAL RECEIVED
       ---------------------------------    ----------------------------
                $  6,139,594                       $  6,290,943

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Portfolio to act as the Portfolio's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities with the Portfolio receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.90% of the Portfolio's average daily net assets. For the six months ended June 30, 2004, investment advisory fees earned and voluntarily waived were $195,003 and $21,031, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, co-administrative services fees earned by CSAMSI were $21,667.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

       AVERAGE DAILY NET ASSETS                      ANNUAL RATE
       ------------------------                      -----------
       First $5 billion                  0.050% of average daily net assets
       Next $5 billion                   0.035% of average daily net assets
       Over $10 billion                  0.020% of average daily net assets

   For the six months ended June 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $14,610.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2004, Merrill was paid $2,716 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2004 and during the six months ended June 30, 2004, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $19,484,549 and $21,651,414, respectively.

   At June 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $42,448,459, $8,123,685, ($1,018,445) and $7,105,240, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in shares of the Portfolio were as follows:

                                 FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                 JUNE 30, 2004 (UNAUDITED)    DECEMBER 31, 2003
                                 -------------------------    ------------------
Shares sold                               144,111                  317,577
Shares redeemed                          (218,373)                (553,853)
                                         --------                 --------
Net decrease                              (74,262)                (236,276)
                                         ========                 ========

   On June 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

             NUMBER OF                          APPROXIMATE PERCENTAGE
           SHAREHOLDERS                          OF OUTSTANDING SHARES
         ----------------                       ----------------------
                1                                         96%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS -- MID-CAP GROWTH PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE FUNDS
PROXY VOTING (UNAUDITED)

   The policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-222-8977

   - On the Portfolio's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-222-8977 - www.csam.com/us


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TREMG-3-0604

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2004
(UNAUDITED)

CREDIT SUISSE TRUST
- LARGE CAP VALUE PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

THE TRUST'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE TRUST, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2004 (unaudited)

                                                                  August 3, 2004

Dear Shareholder:

   For the six months ended June 30, 2004, Credit Suisse Trust -- Large Cap Value Portfolio(1) (the "Portfolio") had a gain of 2.73%, versus an increase of 3.94% for the Russell 1000(R) Value Index.(2)

   The period was positive for equities. After reaching their low points for the six-month period in mid May, pressured by interest-rate and geopolitical uncertainty, stocks had a positive finish. The mix of economic data indicated a steady growth with rising but still modest inflation. Investors widely concluded that the Federal Reserve would raise interest rates by 25 basis points at its June 30 meeting (which it did), easing worries of a sudden economic slowdown and a related softening in profits.

PERFORMANCE: OIL STOCKS SOLID, COUNTERED BY TECHNOLOGY

   The Portfolio had a gain for the period but trailed its benchmark, due primarily to weakness in its technology holdings. One of these was a disc-drive manufacturer that we sold in the period on concerns over its competitive position. On the positive side, the Portfolio's industrial and oil-services holdings had solid showings, and its financial services and transportation stocks contributed positively to performance as well.

   With regard to sector allocation, which results from our bottom-up stock selection process, our largest underweighting remained financial services. However, we may add to our exposure here over the intermediate term, looking for stocks that we believe have already priced in much or all of the concerns regarding interest rates (rising rates can, at least temporarily, weigh on financial services stocks). We are also seeking opportunities to increase our exposure to high-quality industrial companies on a select basis, should their stocks pull back on economic worries we deem to be excessive. In these areas and elsewhere, we will remain focused on companies we believe are poised to utilize excess cash productively, e.g., via dividends, share repurchases and debt reduction.


The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004(1)

   1 YEAR            5 YEARS          SINCE INCEPTION         INCEPTION DATE
   ------            -------          ---------------         --------------
   18.15%             0.04%                4.55%                 10/31/97

RETURNS REPRESENTS PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)

                                                                               NUMBER OF
                                                                                 SHARES         VALUE
                                                                              -----------   -------------
COMMON STOCKS (91.5%)
AEROSPACE & DEFENSE (5.3%)
    Boeing Co.                                                                      9,500   $     485,355
    Lockheed Martin Corp.                                                          17,800         927,024
    United Technologies Corp.                                                       9,300         850,764
                                                                                            -------------
                                                                                                2,263,143
                                                                                            -------------
AUTO COMPONENTS (3.1%)
    Johnson Controls, Inc.                                                         11,400         608,532
    Lear Corp.                                                                     11,800         696,082
                                                                                            -------------
                                                                                                1,304,614
                                                                                            -------------
BANKS (11.0%)
    Bank of America Corp.                                                          24,200       2,047,804
    Fifth Third Bancorp                                                             7,500         403,350
    Wachovia Corp.                                                                 21,000         934,500
    Washington Mutual, Inc.                                                         7,500         289,800
    Wells Fargo & Co.                                                              17,900       1,024,417
                                                                                            -------------
                                                                                                4,699,871
                                                                                            -------------
BUILDING PRODUCTS (2.4%)
    American Standard Companies, Inc.*                                             25,200       1,015,812
                                                                                            -------------
CHEMICALS (3.2%)
    Du Pont (E. I.) de Nemours & Co.                                               19,900         883,958
    PPG Industries, Inc.                                                            7,500         468,675
                                                                                            -------------
                                                                                                1,352,633
                                                                                            -------------
COMMERCIAL SERVICES & SUPPLIES (1.0%)
    Cendant Corp.                                                                  17,300         423,504
                                                                                            -------------
COMPUTERS & PERIPHERALS (1.8%)
    Hewlett-Packard Co.                                                            36,516         770,488
                                                                                            -------------
DIVERSIFIED FINANCIALS (4.3%)
    Lehman Brothers Holdings, Inc.                                                  7,400         556,850
    Morgan Stanley                                                                  9,100         480,207
    State Street Corp.                                                             16,000         784,640
                                                                                            -------------
                                                                                                1,821,697
                                                                                            -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
    ALLTEL Corp.^                                                                   6,400         323,968
    BellSouth Corp.                                                                18,100         474,582
    Verizon Communications, Inc.                                                   17,400         629,706
                                                                                            -------------
                                                                                                1,428,256
                                                                                            -------------
ELECTRIC UTILITIES (2.6%)
    Calpine Corp.*^                                                               150,400         649,728
    Progress Energy, Inc.                                                          10,700         471,335
                                                                                            -------------
                                                                                                1,121,063
                                                                                            -------------
ELECTRICAL EQUIPMENT (0.9%)
    Emerson Electric Co.                                                            5,800         368,590
                                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                                                               NUMBER OF
                                                                                 SHARES         VALUE
                                                                              -----------   -------------
COMMON STOCKS
ENERGY EQUIPMENT & SERVICES (2.0%)
    BJ Services Co.*                                                                9,400   $     430,896
    Weatherford International, Ltd.*                                                9,000         404,820
                                                                                            -------------
                                                                                                  835,716
                                                                                            -------------
FOOD PRODUCTS (3.1%)
    Dean Foods Co.*                                                                13,200         492,492
    General Mills, Inc.                                                            17,100         812,763
                                                                                            -------------
                                                                                                1,305,255
                                                                                            -------------
HEALTHCARE PROVIDERS & SERVICES (1.2%)
    Aetna, Inc.                                                                     6,000         510,000
                                                                                            -------------
HOTELS, RESTAURANTS & LEISURE (1.0%)
    McDonald's Corp.                                                               15,700         408,200
                                                                                            -------------
HOUSEHOLD DURABLES (1.2%)
    Newell Rubbermaid, Inc.                                                        22,200         521,700
                                                                                            -------------
INDUSTRIAL CONGLOMERATES (3.8%)
    Textron, Inc.                                                                   9,000         534,150
    Tyco International, Ltd.                                                       33,300       1,103,562
                                                                                            -------------
                                                                                                1,637,712
                                                                                            -------------
INSURANCE (8.1%)
    Allstate Corp.                                                                 12,200         567,910
    Hartford Financial Services Group, Inc.                                        19,000       1,306,060
    Prudential Financial, Inc.                                                     18,100         841,107
    St. Paul Companies, Inc.                                                       17,800         721,612
                                                                                            -------------
                                                                                                3,436,689
                                                                                            -------------
IT CONSULTING & SERVICES (1.1%)
    Unisys Corp.*                                                                  33,600         466,368
                                                                                            -------------
MACHINERY (3.2%)
    Eaton Corp.                                                                     9,800         634,452
    ITT Industries, Inc.                                                            8,800         730,400
                                                                                            -------------
                                                                                                1,364,852
                                                                                            -------------
MEDIA (4.0%)
    Comcast Corp. Special Class A*                                                 14,300         394,823
    Gannett Company, Inc.                                                           4,700         398,795
    Tribune Co.                                                                     7,400         336,996
    Viacom, Inc. Class B                                                           15,800         564,376
                                                                                            -------------
                                                                                                1,694,990
                                                                                            -------------
OIL & GAS (10.7%)
    Apache Corp.                                                                    9,700         422,435
    Burlington Resources, Inc.                                                     11,600         419,688
    ConocoPhillips                                                                 16,102       1,228,421
    Exxon Mobil Corp.                                                              24,500       1,088,045
    Marathon Oil Corp.                                                             12,000         454,080

                 See Accompanying Notes to Financial Statements.

                                                                               NUMBER OF
                                                                                 SHARES         VALUE
                                                                              -----------   -------------
COMMON STOCKS
OIL & GAS
    Murphy Oil Corp.^                                                               7,000   $     515,900
    Royal Dutch Petroleum Co. NY Shares                                             8,500         439,195
                                                                                            -------------
                                                                                                4,567,764
                                                                                            -------------
PAPER & FOREST PRODUCTS (1.8%)
    MeadWestvaco Corp.                                                             26,600         781,774
                                                                                            -------------
PHARMACEUTICALS (6.1%)
    Abbott Laboratories                                                            10,500         427,980
    Bristol-Myers Squibb Co.                                                       12,800         313,600
    Johnson & Johnson                                                              13,000         724,100
    Pfizer, Inc.                                                                   23,800         815,864
    Wyeth                                                                           8,200         296,512
                                                                                            -------------
                                                                                                2,578,056
                                                                                            -------------
ROAD & RAIL (2.9%)
    Burlington Northern Santa Fe Corp.                                             35,000       1,227,450
                                                                                            -------------
SPECIALTY RETAIL (0.9%)
    TJX Companies, Inc.                                                            16,500         398,310
                                                                                            -------------
TOBACCO (1.5%)
    Altria Group, Inc.                                                             13,000         650,650
                                                                                            -------------

TOTAL COMMON STOCKS (Cost $34,797,879)                                                         38,955,157
                                                                                            -------------
SHORT-TERM INVESTMENTS (11.4%)
    State Street Navigator Prime Fund^^                                         1,234,600       1,234,600

                                                                                  PAR
                                                                                 (000)
                                                                              -----------
    State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 7/01/04        $     3,621       3,621,000
                                                                                            -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $4,855,600)                                                  4,855,600
                                                                                            -------------

TOTAL INVESTMENTS AT VALUE (102.9%) (Cost $39,653,479)                                         43,810,757

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.9%)                                                  (1,226,555)
                                                                                            -------------

NET ASSETS (100.0%)                                                                         $  42,584,202
                                                                                            =============

 *   Non-income producing security.
 ^   Security or portion thereof is out on loan.
^^ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securities
      on loan of $1,234,600 (Cost $39,653,479) (Note 1)                                 $ 43,810,757(1)
    Cash                                                                                         205
    Dividend and interest receivable                                                          50,060
    Receivable for portfolio shares sold                                                       1,234
    Prepaid expenses and other assets                                                          4,668
                                                                                        ------------
      Total Assets                                                                        43,866,924
                                                                                        ------------

LIABILITIES
    Advisory fee payable (Note 2)                                                             20,991
    Administrative services fee payable (Note 2)                                               7,649
    Payable upon return of securities loaned (Note 1)                                      1,234,600
    Payable for portfolio shares redeemed                                                      6,579
    Trustees' fee payable                                                                         63
    Other accrued expenses payable                                                            12,840
                                                                                        ------------
      Total Liabilities                                                                    1,282,722
                                                                                        ------------

NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                   3,425
    Paid-in capital (Note 5)                                                              41,585,929
    Undistributed net investment income                                                      442,616
    Accumulated net realized loss from investments                                        (3,605,047)
    Net unrealized appreciation from investments and foreign currency
     translations                                                                          4,157,279
                                                                                        ------------
      Net Assets                                                                        $ 42,584,202
                                                                                        ============
    Shares outstanding                                                                     3,424,573
                                                                                        ------------
    Net asset value, offering price, and redemption price per share                     $      12.43
                                                                                        ============

(1) Including $1,196,000 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                           $    409,155
    Interest                                                                                  10,511
    Securities lending                                                                         1,523
    Foreign taxes withheld                                                                    (1,547)
                                                                                        ------------
      Total investment income                                                                419,642
                                                                                        ------------

EXPENSES
    Investment advisory fees (Note 2)                                                        148,876
    Administrative services fees (Note 2)                                                     32,877
    Legal fees                                                                                12,817
    Insurance expense                                                                          8,840
    Printing fees (Note 2)                                                                     7,057
    Audit fees                                                                                 6,572
    Custodian fees                                                                             2,763
    Trustees' fees                                                                             1,380
    Transfer agent fees                                                                        1,308
    Commitment fees (Note 3)                                                                     360
    Miscellaneous expense                                                                      2,777
                                                                                        ------------
      Total expenses                                                                         225,627
    Less: fees waived (Note 2)                                                               (27,126)
                                                                                        ------------
      Net expenses                                                                           198,501
                                                                                        ------------
       Net investment income                                                                 221,141
                                                                                        ------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                       342,601
    Net change in unrealized appreciation (depreciation) from investments                    309,225
                                                                                        ------------
    Net realized and unrealized gain from investments                                        651,826
                                                                                        ------------
    Net increase in net assets resulting from operations                                $    872,967
                                                                                        ============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX MONTHS
                                                                          ENDED            FOR THE YEAR
                                                                      JUNE 30, 2004            ENDED
                                                                       (UNAUDITED)       DECEMBER 31, 2003
                                                                    ------------------   -----------------
FROM OPERATIONS
  Net investment income                                             $          221,141   $         222,724
  Net realized gain (loss) on investments                                      342,601            (881,911)
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                               309,225           6,106,687
                                                                    ------------------   -----------------
   Net increase in net assets resulting from operations                        872,967           5,447,500
                                                                    ------------------   -----------------

FROM DIVIDENDS
  Dividends from net investment income                                              --            (181,610)
                                                                    ------------------    ----------------
   Net decrease in net assets resulting from dividends                              --            (181,610)
                                                                    ------------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                              13,862,981          11,460,920
  Reinvestment of dividends                                                         --             181,610
  Net asset value of shares redeemed                                        (1,687,647)         (8,858,376)
                                                                    ------------------    ----------------
   Net increase in net assets from capital share transactions               12,175,334           2,784,154
                                                                    ------------------    ----------------
  Net increase in net assets                                                13,048,301           8,050,044

NET ASSETS
  Beginning of period                                                       29,535,901          21,485,857
                                                                    ------------------    ----------------
  End of period                                                     $       42,584,202    $     29,535,901
                                                                    ==================    ================
  Undistributed Net Investment Income                               $          442,616    $        221,475
                                                                    ==================    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                   FOR THE YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2004      --------------------------------------------------------
                                                  (UNAUDITED)         2003        2002         2001       2000        1999
                                                 -------------      --------    ---------    --------   --------    --------
PER SHARE DATA
  Net asset value, beginning of period           $       12.10      $   9.74    $   12.81    $  12.69   $  11.89    $  11.48
                                                 -------------      --------    ---------    --------   --------    --------

INVESTMENT OPERATIONS
  Net investment income                                   0.04          0.09         0.09        0.11       0.14        0.33
  Net gain (loss) on investments
    (both realized and unrealized)                        0.29          2.35        (3.05)       0.01       0.92        0.38
                                                 -------------      --------    ---------    --------   --------    --------
      Total from investment operations                    0.33          2.44        (2.96)       0.12       1.06        0.71
                                                 -------------      --------    ---------    --------   --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                      --         (0.08)       (0.11)         --      (0.14)      (0.11)
  Distributions from net realized gains                     --            --           --          --      (0.12)      (0.19)
                                                 -------------      --------    ---------    --------   --------    --------
      Total dividends and distributions                     --         (0.08)       (0.11)         --      (0.26)      (0.30)
                                                 -------------      --------    ---------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                   $       12.43      $  12.10    $    9.74    $  12.81   $  12.69    $  11.89
                                                 =============      ========    =========    ========   ========    ========
      Total return(1)                                     2.73%        25.16%      (23.09)%      0.95%      8.91%       6.24%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $      42,584      $ 29,536    $  21,486    $ 30,280   $ 24,034    $ 20,153
    Ratio of expenses to average net assets(2)            1.00%(3)      1.00%        1.00%       1.00%      1.02%       1.01%
    Ratio of net investment income to average
      net assets                                          1.11%(3)      0.97%        0.68%       0.90%      1.11%       0.91%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                      0.14%(3)      0.25%        0.35%       0.24%      0.27%       0.34%
  Portfolio turnover rate                                   19%           86%          43%         46%        77%        102%

(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(2) Interest earned on uninvested cash balances may be used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .02% and .01% for the years ended December 31, 2000 and 1999, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.00% for each of the years ending December 31, 2000 and 1999. For the six months ended June 30, 2004 and the years ended December 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Large Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital and income. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into

U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC

("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Portfolio with respect to such loans at June 30, 2004 is as follow:

            MARKET VALUE OF                              VALUE OF
           SECURITIES LOANED                        COLLATERAL RECEIVED
           -----------------                        -------------------
              $ 1,196,000                               $ 1,234,600

   Prior to March 17, 2004, Credit Suisse First Boston ("CFSB"), an affiliate of CSAM, had been engaged by the Portfolio to act as the Portfolio's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities with the Portfolio receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.75% of the Portfolio's average daily net assets. For the six months ended June 30, 2004, investment advisory fees earned and voluntarily waived were $148,876 and $27,126, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, co-administrative services fees earned by CSAMSI were $19,850.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                   0.050% of average daily net assets
           Next $5 billion                    0.035% of average daily net assets
           Over $10 billion                   0.020% of average daily net assets

   For the six months ended June 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket fees) were $13,027.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2004, Merrill was paid $3,251 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2004, and during the six months ended June 30, 2004, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                             U.S. GOVERNMENT/
                                 INVESTMENT SECURITIES      AGENCY OBLIGATIONS
                                 ---------------------      ------------------
  Purchases                         $ 19,106,301                 $ 250,653
  Sales                                7,112,234                   813,979

   At June 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $39,653,479, $4,994,407, $(837,129) and $4,157,278, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                                 FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                                 JUNE 30, 2004 (UNAUDITED)     DECEMBER 31, 2003
                                                 -------------------------     -----------------
  Shares sold                                           1,121,777                  1,119,985
  Shares issued in reinvestment of dividends                   --                     16,863
  Shares redeemed                                        (138,317)                  (901,899)
                                                        ---------                  ---------
  Net increase                                            983,460                    234,949
                                                        =========                  =========

   On June 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

           NUMBER OF                    APPROXIMATE PERCENTAGE
         SHAREHOLDERS                    OF OUTSTANDING SHARES
         ------------                   ----------------------
               3                                  98%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   -  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
PROXY VOTING (UNAUDITED)

   The policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

   -  By calling 1-800-222-8977

   -  On the Portfolio's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-222-8977 - www.csam.com/us


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRLCV-3-0604

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS
SEMIANNUAL REPORT

JUNE 30, 2004
(UNAUDITED)

CREDIT SUISSE TRUST
- SMALL CAP VALUE PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

THE TRUST'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE TRUST, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2004 (unaudited)

                                                                  August 3, 2004

Dear Shareholder:

   For the six months ended June 30, 2004, Credit Suisse Trust -- Small Cap Value Portfolio(1) (the "Portfolio") had a gain of 8.32%, versus increases of 6.76% and 7.83%, respectively, for the Russell 2000(R) Index(2) and the Russell 2000(R) Value Index.(3)

   The period was positive for equities. After reaching their low points for the six-month period in mid-May, pressured by interest-rate and geopolitical uncertainty, stocks had a positive finish. The mix of economic data indicated a steady growth with rising but still modest inflation. Investors widely concluded that the Federal Reserve would raise interest rates by 25 basis points at its June 30 meeting (which it did), easing worries of a sudden economic slowdown and a related softening in profits.

PERFORMANCE: HELPED BY STOCK SELECTION

   The Portfolio had a good showing in the period, aided by favorable stock selection in the producer durables, materials, healthcare and energy sectors. The Portfolio's overweighting in the energy and producer durables sectors were additional positives, as these sectors outperformed, while its underweighting in the struggling technology area helped as well.

   Going forward, our focus will remain on companies generating solid cash flows that we believe are committed to adding shareholder value, for example through share repurchase plans. One area we find intriguing at present is financial services; we are looking to selectively increase our exposure here, adding companies whose stocks in our judgment have been unduly punished by interest rate worries.

The Credit Suisse Value Team

Stephen J. Kazynski
Robert E. Rescoe

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                   AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004(1)

                                     SINCE           INCEPTION
                   1 YEAR          INCEPTION            DATE
                   ------          ---------         ---------
                   26.23%            10.77%          11/30/01

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued any time.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)

                                                                               NUMBER OF
                                                                                SHARES          VALUE
                                                                              -----------   -------------
COMMON STOCKS (94.0%)
AEROSPACE & DEFENSE (0.9%)
    DRS Technologies, Inc.*^                                                        4,870   $     155,353
                                                                                            -------------
AUTO COMPONENTS (1.1%)
    Modine Manufacturing Co.^                                                       4,770         151,924
    Tower Automotive, Inc.*^                                                       11,400          41,496
                                                                                            -------------
                                                                                                  193,420
                                                                                            -------------
BANKS (11.5%)
    Alabama National Bancorp.^                                                      3,800         210,786
    Century Bancorp, Inc. Class A                                                   1,900          62,491
    First Financial Holdings, Inc.^                                                 6,270         180,639
    FirstFed Financial Corp.*                                                       7,360         306,176
    FirstMerit Corp.                                                                6,120         161,384
    Independent Bank Corp.                                                          7,090         205,256
    NewAlliance Bancshares, Inc.*                                                  17,600         245,696
    Prosperity Bancshares, Inc.^                                                   10,300         250,805
    Susquehanna Bancshares, Inc.                                                    8,170         205,557
    Webster Financial Corp.                                                         5,550         260,961
                                                                                            -------------
                                                                                                2,089,751
                                                                                            -------------
BUILDING PRODUCTS (0.9%)
    Griffon Corp.*^                                                                 7,300         162,644
                                                                                            -------------
CHEMICALS (2.6%)
    Cambrex Corp.                                                                   4,100         103,443
    H.B. Fuller Co.                                                                 8,670         246,228
    Olin Corp.^                                                                     7,400         130,388
    Sensient Technologies Corp.^                                                    9,970         214,156
                                                                                            -------------
                                                                                                  694,215
                                                                                            -------------
COMMERCIAL SERVICES & SUPPLIES (3.5%)
    Banta Corp.                                                                     8,780         389,920
    Watson Wyatt & Company Holdings                                                 9,030         240,649
                                                                                            -------------
                                                                                                  630,569
                                                                                            -------------
CONSTRUCTION & ENGINEERING (1.6%)
    EMCOR Group, Inc.*^                                                             6,450         283,671
                                                                                            -------------
CONSTRUCTION MATERIALS (1.0%)
    Eagle Materials, Inc.^                                                          2,700         191,754
                                                                                            -------------
CONTAINERS & PACKAGING (2.9%)
    AptarGroup, Inc.                                                                7,980         348,646
    Crown Holdings, Inc.*                                                          17,500         174,475
                                                                                            -------------
                                                                                                  523,121
                                                                                            -------------
DISTRIBUTORS (0.2%)
    Brightpoint, Inc.*                                                              3,000          41,250
                                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                                                               NUMBER OF
                                                                                 SHARES         VALUE
                                                                              -----------   -------------
COMMON STOCKS
DIVERSIFIED FINANCIALS (3.4%)
    Apollo Investment Corp.*                                                       12,900   $     177,633
    Assured Guaranty, Ltd.*                                                        10,000         169,500
    eSPEED, Inc. Class A*                                                           7,500         132,375
    Piper Jaffray Companies, Inc.*^                                                 3,200         144,736
                                                                                            -------------
                                                                                                  624,244
                                                                                            -------------
ELECTRIC UTILITIES (2.9%)
    Empire District Electric Co.^                                                   7,900         158,869
    NRG Energy, Inc.*                                                               8,300         205,840
    OGE Energy Corp.                                                                6,510         165,810
                                                                                            -------------
                                                                                                  530,519
                                                                                            -------------
ELECTRICAL EQUIPMENT (4.1%)
    AMETEK, Inc.                                                                    6,620         204,558
    Brady Corp.^                                                                    6,220         286,742
    Rayovac Corp.*^                                                                 9,100         255,710
                                                                                            -------------
                                                                                                  747,010
                                                                                            -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (6.3%)
    Electro Scientific Industries, Inc.*^                                           7,820         221,384
    OSI Systems, Inc.*^                                                             7,200         143,496
    Rogers Corp.*^                                                                  3,770         263,523
    Roper Industries, Inc.                                                          1,890         107,541
    Varian, Inc.*                                                                   6,730         283,669
    Woodhead Industries, Inc.                                                       8,510         131,565
                                                                                            -------------
                                                                                                1,151,178
                                                                                            -------------
ENERGY EQUIPMENT & SERVICES (3.1%)
    Oceaneering International, Inc.*                                                8,970         307,222
    Varco International, Inc.*^                                                    11,520         252,173
                                                                                            -------------
                                                                                                  559,395
                                                                                            -------------
FOOD & DRUG RETAILING (1.7%)
    Ruddick Corp.                                                                  13,780         309,361
                                                                                            -------------
FOOD PRODUCTS (4.0%)
    American Italian Pasta Co. Class A^                                             6,100         185,928
    Del Monte Foods Co.*                                                           19,800         201,168
    John B. Sanfilippo & Son, Inc.*                                                 5,000         133,600
                                                                                            -------------
                                                                                                  520,696
                                                                                            -------------
GAS UTILITIES (1.8%)
    National Fuel Gas Co.^                                                          5,130         128,250
    WGL Holdings, Inc.^                                                             6,960         199,891
                                                                                            -------------
                                                                                                  328,141
                                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                                                               NUMBER OF
                                                                                 SHARES         VALUE
                                                                              -----------   -------------
COMMON STOCKS
HEALTHCARE EQUIPMENT & SUPPLIES (6.6%)
    Arrow International, Inc.                                                      14,100   $     421,872
    Cooper Companies, Inc.                                                          4,640         293,109
    Invacare Corp.^                                                                 7,660         342,555
    STERIS Corp.*                                                                   6,200         139,872
                                                                                            -------------
                                                                                                1,197,408
                                                                                            -------------
HEALTHCARE PROVIDERS & SERVICES (2.3%)
    LifePoint Hospitals, Inc.*^                                                     4,800         178,656
    Service Corp. International*                                                   33,000         243,210
                                                                                            -------------
                                                                                                  421,866
                                                                                            -------------
HOTELS, RESTAURANTS & LEISURE (2.5%)
    Carmike Cinemas, Inc.*                                                          7,400         291,930
    Marcus Corp.                                                                    9,360         161,460
                                                                                            -------------
                                                                                                  453,390
                                                                                            -------------
HOUSEHOLD DURABLES (0.9%)
    Ethan Allen Interiors, Inc.^                                                    4,530         162,672
                                                                                            -------------
INDUSTRIAL CONGLOMERATES (2.9%)
    Carlisle Companies, Inc.                                                        4,660         290,085
    Teleflex, Inc.^                                                                 4,900         245,735
                                                                                            -------------
                                                                                                  535,820
                                                                                            -------------
INSURANCE (5.3%)
    American Physicians Capital, Inc.*^                                             8,200         189,830
    Platinum Underwriters Holdings, Ltd.                                           13,800         419,934
    ProAssurance Corp.*^                                                            5,100         173,961
    Selective Insurance Group, Inc.^                                                4,500         179,460
                                                                                            -------------
                                                                                                  963,185
                                                                                            -------------
IT CONSULTING & SERVICES (0.8%)
    Keane, Inc.*^                                                                  10,940         149,769
                                                                                            -------------
MACHINERY (4.7%)
    ESCO Technologies, Inc.*                                                        5,330         284,409
    Flowserve Corp.*                                                                7,720         192,537
    Robbins & Myers, Inc.                                                           4,190          94,066
    The Manitowoc Company, Inc.^                                                    8,550         289,417
                                                                                            -------------
                                                                                                  860,429
                                                                                            -------------
MEDIA (1.5%)
    Harte-Hanks, Inc.                                                              11,040         269,486
                                                                                            -------------
METALS & MINING (1.8%)
    GrafTech International, Ltd.*                                                  18,800         196,648
    Quanex Corp.                                                                    2,600         126,620
                                                                                            -------------
                                                                                                  323,268
                                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                                                               NUMBER OF
                                                                                 SHARES         VALUE
                                                                              -----------   -------------
COMMON STOCKS
OIL & GAS (4.3%)
    Denbury Resources, Inc.*                                                       11,100   $     232,545
    Houston Exploration Co.*                                                        8,100         419,904
    Range Resources Corp.                                                           9,300         135,780
                                                                                            -------------
                                                                                                  788,229
                                                                                            -------------
REAL ESTATE (0.9%)
    HRPT Properties Trust                                                          15,700         157,157
                                                                                            -------------
ROAD & RAIL (2.9%)
    Laidlaw International, Inc.*                                                   15,400         199,584
    Werner Enterprises, Inc.                                                       15,566         328,443
                                                                                            -------------
                                                                                                  528,027
                                                                                            -------------
SPECIALTY RETAIL (2.0%)
    CSK Auto Corp.*                                                                10,100         173,114
    Hughes Supply, Inc.                                                             3,300         194,469
                                                                                            -------------
                                                                                                  367,583
                                                                                            -------------
TEXTILES & APPAREL (1.1%)
    The Warnaco Group, Inc.*^                                                       9,400         199,938
                                                                                            -------------

TOTAL COMMON STOCKS (Cost $13,760,568)                                                         17,114,519
                                                                                            -------------
SHORT-TERM INVESTMENTS (25.1%)
    State Street Navigator Prime Fund^                                          3,597,564       3,597,564

                                                                                  PAR
                                                                                 (000)
                                                                              -----------
    State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 7/01/04        $       973         973,000
                                                                                            -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $4,570,564)                                                  4,570,564
                                                                                            -------------
TOTAL INVESTMENTS AT VALUE (119.1%) (Cost $18,331,132)                                         21,685,083

LIABILITIES IN EXCESS OF OTHER ASSETS (-19.1%)                                                 (3,473,372)
                                                                                            -------------
NET ASSETS (100.0%)                                                                         $  18,211,711
                                                                                            =============

 * Non-income producing security.
 ^ Security or portion thereof is out on loan.
^^ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securities on loan of $3,597,564
      (Cost $18,331,132) (Note 1)                                                         $   21,685,083
    Cash                                                                                             352
    Receivable for investments sold                                                              172,986
    Dividend and interest receivable                                                               7,509
    Receivable for portfolio shares sold                                                              16
    Prepaid expenses and other assets                                                              4,766
                                                                                          --------------
      Total Assets                                                                            21,870,712
                                                                                          --------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                  7,153
    Administrative services fee payable (Note 2)                                                   3,551
    Payable upon return of securities loaned (Note 1)                                          3,597,564
    Payable for investments purchased                                                             41,660
    Payable for portfolio shares redeemed                                                          1,195
    Trustees' fee payable                                                                             62
    Other accrued expenses payable                                                                 7,816
                                                                                          --------------
      Total Liabilities                                                                        3,659,001
                                                                                          --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                       1,399
    Paid-in capital (Note 5)                                                                  14,164,130
    Accumulated net investment loss                                                               (6,072)
    Accumulated net realized gain on investments                                                 698,303
    Net unrealized appreciation from investments                                               3,353,951
                                                                                          --------------
      Net Assets                                                                          $   18,211,711
                                                                                          ==============
    Shares outstanding                                                                         1,398,721
                                                                                          --------------
    Net asset value, offering price, and redemption price per share                       $        13.02
                                                                                          ==============

(1) Including $3,510,854 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                 $       97,201
    Interest                                                                           2,739
    Securities lending                                                                 1,573
                                                                              --------------
      Total investment income                                                        101,513
                                                                              --------------
EXPENSES
    Investment advisory fees (Note 2)                                                 72,974
    Administrative services fees (Note 2)                                             15,652
    Legal fees                                                                        15,824
    Insurance expense                                                                  8,775
    Printing fees (Note 2)                                                             7,311
    Audit fees                                                                         6,497
    Custodian fees                                                                     3,606
    Trustees' fees                                                                     1,380
    Transfer agent fees (Note 2)                                                         724
    Interest expense (Note 3)                                                            611
    Commitment fees (Note 3)                                                             228
    Miscellaneous expense                                                              2,644
                                                                              --------------
      Total expenses                                                                 136,226
    Less: fees waived (Note 2)                                                       (28,641)
                                                                              --------------
      Net expenses                                                                   107,585
                                                                              --------------
        Net investment loss                                                           (6,072)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                               786,653
    Net change in unrealized appreciation (depreciation) from investments            679,287
                                                                              --------------
    Net realized and unrealized gain from investments                              1,465,940
                                                                              --------------
    Net increase in net assets resulting from operations                      $    1,459,868
                                                                              ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX MONTHS
                                                                                  ENDED             FOR THE YEAR
                                                                               JUNE 30, 2004           ENDED
                                                                                (UNAUDITED)       DECEMBER 31, 2003
                                                                            ------------------    -----------------
FROM OPERATIONS
  Net investment loss                                                       $           (6,072)   $          (3,086)
  Net realized gain from investments                                                   786,653               21,115
  Net change in unrealized appreciation from investments                               679,287            3,626,075
                                                                            ------------------    -----------------
    Net increase in net assets resulting from operations                             1,459,868            3,644,104
                                                                            ------------------    -----------------
FROM DIVIDENDS
  Dividends from net investment income                                                      --               (8,730)
                                                                            ------------------    -----------------
    Net decrease in net assets resulting from dividends                                     --               (8,730)
                                                                            ------------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                       2,165,658            5,803,355
  Reinvestment of dividends                                                                 --                8,730
  Net asset value of shares redeemed                                                (3,910,675)            (134,960)
                                                                            ------------------    -----------------
    Net increase (decrease) in net assets from capital share transactions           (1,745,017)           5,677,125
                                                                            ------------------    -----------------
  Net increase (decrease) in net assets                                               (285,149)           9,312,499
NET ASSETS
  Beginning of period                                                               18,496,860            9,184,361
                                                                            ------------------    -----------------
  End of period                                                             $       18,211,711    $      18,496,860
                                                                            ==================    =================
  ACCUMULATED NET INVESTMENT LOSS                                           $           (6,072)   $              --
                                                                            ==================    =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                     FOR THE SIX MONTHS           FOR THE YEAR
                                                           ENDED                ENDED DECEMBER 31,          FOR THE PERIOD
                                                       JUNE 30, 2004          ---------------------              ENDED
                                                        (UNAUDITED)             2003         2002         DECEMBER 31, 2001(1)
                                                     ------------------       --------     --------       --------------------
PER SHARE DATA
  Net asset value, beginning of period                  $      12.02          $   9.64     $  10.60           $      10.00
                                                        ------------          --------     --------           ------------
INVESTMENT OPERATIONS
  Net investment income (loss)                                  0.00(2)          (0.01)        0.01                   0.00(2)
  Net gain (loss) on investments
    (both realized and unrealized)                              1.00              2.40        (0.97)                  0.60
                                                        ------------          --------     --------           ------------
      Total from investment operations                          1.00              2.39        (0.96)                  0.60
                                                        ------------          --------     --------           ------------

LESS DIVIDENDS
  Dividends from net investment income                            --             (0.01)       (0.00)(2)                 --
                                                        ------------          --------     --------           ------------
NET ASSET VALUE, END OF PERIOD                          $      13.02          $  12.02     $   9.64           $      10.60
                                                        ============          ========     ========           ============
      Total return(3)                                           8.32%            24.76%       (9.06)%                 6.00%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $     18,212          $ 18,497     $  9,184           $      3,430
    Ratio of expenses to average net assets(4)                  1.29%(5)          1.29%        1.29%                  1.29%(5)
    Ratio of net investment income (loss)
      to average net assets                                    (0.07)%(5)        (0.02)%       0.11%                  0.03%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements              0.34%(5)          0.38%        0.84%                  7.44%(5)
  Portfolio turnover rate                                         29%               28%          14%                     1%

----------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended June 30, 2004, the years ended December 31, 2003, 2002, and the period ended December 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Small Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks a high level of growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Portfolio with respect to such loans at June 30, 2004 is as follows:

                MARKET VALUE OF           VALUE OF
               SECURITIES LOANED    COLLATERAL RECEIVED
               -----------------    -------------------
                 $  3,510,854           $  3,597,564

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB), an affiliate of CSAM, had been engaged by the Portfolio to act as the Portfolio's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities with the Portfolio receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee, computed daily and payable monthly, from the Portfolio based on the following fee schedule:

           AVERAGE DAILY NET ASSETS                     ANNUAL RATE
           ------------------------                     -----------
           First $100 million             0.875% of average daily net assets
           Next $100 million              0.750% of average daily net assets
           Over $200 million              0.500% of average daily net assets

   For the six months ended June 30, 2004, investment advisory fees earned and voluntarily waived were $72,974 and $28,641, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, co-administrative services fees earned by CSAMSI were $8,340.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                   ANNUAL RATE
           ------------------------                   -----------
           First $5 billion               0.050% of average daily net assets
           Next $5 billion                0.035% of average daily net assets
           Over $10 billion               0.020% of average daily net assets

   For the six months ended June 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $7,312.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2004, Merrill was paid $2,943 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2004, there were no loans outstanding under the Credit Facility. During the six months ended June 30, 2004, the Portfolio had borrowings under the Credit Facility as follows:

           AVERAGE DAILY      WEIGHTED AVERAGE      MAXIMUM DAILY
           LOAN BALANCE        INTEREST RATE       LOAN OUTSTANDING
           -------------      ----------------     ----------------
            $ 2,401,667             1.526%           $ 2,804,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $4,737,356 and $5,940,999, respectively.

   At June 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were: $18,331,132, $3,574,273, $(220,322) and $3,353,951, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share in two classes of shares: Small Cap Value initial class and Small Cap Value class 2 shares. Transactions in initial class shares of the Portfolio were as follows:

                                                 FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                                 JUNE 30, 2004 (UNAUDITED)     DECEMBER 31, 2003
                                                 -------------------------    ------------------
  Shares sold                                             172,837                    598,591
  Shares issued in reinvestment of dividends                   --                        792
  Shares redeemed                                        (313,347)                   (12,995)
                                                         --------                    -------
  Net increase (decrease)                                (140,510)                   586,388
                                                         ========                    =======

   No class 2 shares were issued or outstanding during the six months ended June 30, 2004.

   On June 30, 2004, there were no shareholders that held 5% or more of the outstanding shares of the Portfolio.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND -ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
PROXY VOTING (UNAUDITED)

   The policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

   -  By calling 1-800-222-8977

   -  On the Portfolio's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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

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

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRSCV-3-0604

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2004
(UNAUDITED)

CREDIT SUISSE TRUST
- EMERGING MARKETS PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

THE TRUST'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE TRUST, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2004 (unaudited)

                                                                  August 3, 2004

Dear Shareholder:

   For the six months ended June 30, 2004, Credit Suisse Trust -- Emerging Markets Portfolio(1) (the "Portfolio") had a gain of 0.47%, versus a decline of 0.78% for the Morgan Stanley Capital International Emerging Markets Index.(2)

   The period was ultimately a lackluster one for emerging markets in terms of return, though this belied a fair degree of volatility. Emerging market stocks initially rose, continuing a rally begun in March 2003 on hopes that a global economic rebound would especially benefit emerging market companies. However, the group turned down in late April and May, hindered by fears of rising U.S. interest rates, along with concern that China's economy would slow too much, too fast. In June, emerging equity markets stabilized, as did markets generally, due in part to receding interest rate worries.

PERFORMANCE: SLIGHT GAIN IN DIFFICULT ENVIRONMENT

   In this environment the Portfolio posted a gain, outperforming its benchmark. The Portfolio's holdings from the Europe/Middle East/Africa segment contributed most positively to its return. Good performers included its South African and Russian stocks, which were supported by high commodity prices. The Portfolio's position in Latin America outperformed, aided by favorable stock selection in Mexico. In Asia, the Portfolio's holdings had a collective decline but nonetheless fared better than its benchmark's Asian component. By sector, the Portfolio's telecommunications, consumer discretionary and energy companies added value, while its financial services and healthcare holdings underperformed.

THE PORTFOLIO: MORE FOCUS ON DOMESTIC DEMAND

   With respect to noteworthy recent portfolio activity, we reduced our weighting in South Korea due to domestic growth uncertainty. We modestly added to Brazil, and in Mexico we shifted our focus a little more toward home building stocks, raising our exposure to a company with exposure to infrastructure spending. We added back to Turkey after its market sold off (we had trimmed this weighting earlier in the period), encouraged by progress being made toward the country's discussions on inclusion in the European Union.

   In general, as of the end of the period, we were underweighted in global cyclical stocks, focusing more on companies we believe are poised to benefit from domestic improvements. We were overweighted in the financial services and consumer discretionary sectors, and underweighted in the materials, energy and technology areas.

   Going forward, we believe that emerging markets could remain volatile, with further downside potential, at least until the U.S. interest-rate and Chinese economy stories become clearer (although as noted these fears receded somewhat in June). That aside, we continue to have a favorable longer-term outlook on a number of emerging market stocks, based on valuations and company-specific factors and believe that the macroeconomic fundamentals of emerging markets remain strong. We are currently looking for opportunities to purchase companies whose stocks have become more attractive on the back of market declines.

The Credit Suisse Emerging Markets Team


Neil Gregson
Emily Alejos
Annabel Betz
Matthew J.K. Hickman

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS. THE PORTFOLIO MAY INVOLVE A GREATER DEGREE OF RISK THAN OTHER FUNDS THAT SEEK CAPITAL GROWTH BY INVESTING IN LARGER, MORE-DEVELOPED MARKETS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004(1)

                                          SINCE         INCEPTION
            1 YEAR         5 YEARS      INCEPTION          DATE
            ------         -------      ---------       ---------
            30.24%          1.24%         2.55%         12/31/97

RETURNS REPRESENTS PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expenses reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Morgan Stanley Capital International Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)

                                                                                NUMBER OF
                                                                                  SHARES           VALUE
                                                                              --------------   --------------
COMMON STOCKS (93.2%)
BRAZIL (5.7%)
AIRLINES (0.7%)
    Gol-Linhas Aereas Inteligentes SA ADR*                                            33,200   $      564,400
                                                                                               --------------
BANKS (0.4%)
    Unibanco - Uniao de Bancos Brasileiros SA GDR                                     18,000          355,860
                                                                                               --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
    Tele Norte Leste Participacoes SA ADR                                             56,400          717,972
    Tele Norte Lests Participacoes SA                                             18,000,000          194,065
                                                                                               --------------
                                                                                                      912,037
                                                                                               --------------
METALS & MINING (0.2%)
    Companhia Vale do Rio Doce ADR                                                     3,800          180,690
                                                                                               --------------
OIL & GAS (2.6%)
    Petroleo Brasileiro SA - Petrobras ADR                                            85,500        2,222,906
                                                                                               --------------
PAPER & FOREST PRODUCTS (0.7%)
    Aracruz Celulose SA ADR                                                           18,600          607,476
                                                                                               --------------
TOTAL BRAZIL                                                                                        4,843,369
                                                                                               --------------
CHILE (0.9%)
BANKS (0.5%)
    Banco Santander Chile SA ADR                                                      15,200          405,840
                                                                                               --------------
ELECTRIC UTILITIES (0.4%)
    Empresa Nacional de Electricidad SA                                              930,000          382,963
                                                                                               --------------
TOTAL CHILE                                                                                           788,803
                                                                                               --------------
CHINA (3.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
    China Telecom Corporation, Ltd. Series H                                       4,318,000        1,508,571
                                                                                               --------------
HOUSEHOLD DURABLES (0.4%)
    Guangdong Kelon Electrical Holdings Company, Ltd. Series H*                      884,000          311,675
                                                                                               --------------
OIL & GAS (1.0%)
    China Petroleum and Chemical Corp. ADR^                                           12,600          465,570
    China Petroleum and Chemical Corp. Series H                                    1,158,000          423,126
                                                                                               --------------
                                                                                                      888,696
                                                                                               --------------
TOTAL CHINA                                                                                         2,708,942
                                                                                               --------------
HONG KONG (2.2%)
INDUSTRIAL CONGLOMERATES (0.4%)
    Golden Meditech Company, Ltd.                                                    924,000          355,394
                                                                                               --------------
OIL & GAS (0.5%)
    CNOOC, Ltd.                                                                      977,000          413,357
                                                                                               --------------
TEXTILES & APPAREL (0.7%)
    Ports Design, Ltd.                                                               312,500          608,990
                                                                                               --------------
TRANSPORTATION INFRASTRUCTURE (0.6%)
    Hopewell Highway Infrastucture, Ltd.                                             875,000          518,843
                                                                                               --------------
TOTAL HONG KONG                                                                                     1,896,584
                                                                                               --------------

                 See Accompanying Notes to Financial Statements.

                                                                                NUMBER OF
                                                                                  SHARES           VALUE
                                                                              --------------   --------------
COMMON STOCKS
HUNGARY (1.4%)
BANKS (0.6%)
    OTP Bank Rt.                                                                      25,000   $      510,627
                                                                                               --------------
OIL & GAS (0.8%)
    MOL Magyar Olaj-es Gazipari Rt.*                                                  16,200          644,874
                                                                                               --------------
TOTAL HUNGARY                                                                                       1,155,501
                                                                                               --------------
INDIA (1.0%)
CHEMICALS (1.0%)
    Reliance Industries, Ltd. GDR, Rule 144A++                                        42,600          849,870
                                                                                               --------------
TOTAL INDIA                                                                                           849,870
                                                                                               --------------
INDONESIA (1.5%)
BANKS (0.7%)
    PT Bank Danamon Indonesia Tbk                                                  1,346,500          404,559
    PT Bank Rakyat Indonesia*                                                        955,500          170,217
                                                                                               --------------
                                                                                                      574,776
                                                                                               --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
    PT Telekomunikasi Indonesia*                                                     456,000          358,883
                                                                                               --------------
TOBACCO (0.4%)
    PT Gudang Garam Tbk                                                              224,000          326,381
                                                                                               --------------
TOTAL INDONESIA                                                                                     1,260,040
                                                                                               --------------
ISRAEL (4.6%)
BANKS (0.5%)
    Bank Hapoalim, Ltd.                                                              153,000          406,889
                                                                                               --------------
DIVERSIFIED FINANCIALS (0.5%)
    IDB Development Corporation, Ltd.                                                 16,000          404,177
                                                                                               --------------
INTERNET SOFTWARE & SERVICES (1.2%)
    Check Point Software Technologies, Ltd.*^                                         36,900          995,931
                                                                                               --------------
PHARMACEUTICALS (2.4%)
    Teva Pharmaceutical Industries, Ltd. ADR^                                         30,500        2,052,345
                                                                                               --------------
TOTAL ISRAEL                                                                                        3,859,342
                                                                                               --------------
MALAYSIA (5.7%)
BANKS (3.7%)
    Commerce Asset-Holding Berhad                                                    997,900        1,276,262
    Public Bank Berhad                                                             1,047,897        1,820,031
                                                                                               --------------
                                                                                                    3,096,293
                                                                                               --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
    Telekom Malaysia Berhad                                                          418,000        1,133,000
                                                                                               --------------
MEDIA (0.7%)
    Astro All Asia Networks PLC*                                                     533,200          642,646
                                                                                               --------------
TOTAL MALAYSIA                                                                                      4,871,939
                                                                                               --------------

                 See Accompanying Notes to Financial Statements.

                                                                                NUMBER OF
                                                                                  SHARES           VALUE
                                                                              --------------   --------------
COMMON STOCKS
MEXICO (8.5%)
BEVERAGES (0.8%)
    Fomento Economico Mexicano SA de CV ADR                                            9,700   $      444,648
    Grupo Modelo SA de CV Series C                                                    81,400          203,976
                                                                                               --------------
                                                                                                      648,624
                                                                                               --------------
CONSTRUCTION & ENGINEERING (0.5%)
    Empresas ICA Sociedad Controladora SA de CV*                                   1,348,000          410,256
                                                                                               --------------
CONSTRUCTION MATERIALS (1.3%)
    Cemex SA de CV ADR                                                                36,861        1,072,655
                                                                                               --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
    Telefonos de Mexico SA de CV ADR                                                  33,300        1,107,891
                                                                                               --------------
HOUSEHOLD DURABLES (1.0%)
    Consorcio ARA SA de CV*                                                          150,000          431,154
    Corporacion GEO SA de CV Series B*                                               322,300          423,380
                                                                                               --------------
                                                                                                      854,534
                                                                                               --------------
MEDIA (0.8%)
    Grupo Televisa SA ADR                                                             14,800          669,996
                                                                                               --------------
METALS & MINING (0.2%)
    Grupo Mexico SA de CV Series B                                                    61,000          190,410
                                                                                               --------------
MULTILINE RETAIL (0.4%)
    Wal-Mart de Mexico SA de CV Series V                                             123,000          364,745
                                                                                               --------------
REAL ESTATE (0.1%)
    Desarrolladora Homex SA de CV ADR*                                                 7,100          122,901
                                                                                               --------------
WIRELESS TELECOMMUNICATION SERVICES (2.1%)
    America Movil SA de CV ADR, Series L                                              47,958        1,744,233
                                                                                               --------------
TOTAL MEXICO                                                                                        7,186,245
                                                                                               --------------
RUSSIA (6.9%)
INDUSTRIAL CONGLOMERATES (0.5%)
    Mining and Metallurgical Company Norilsk Nickel ADR^                               8,400          460,320
                                                                                               --------------
INVESTMENT COMPANY (1.8%)
    Novy Neft II, Ltd.*                                                              136,500        1,500,135
                                                                                               --------------
OIL & GAS (1.6%)
    Lukoil ADR                                                                        12,600        1,316,700
                                                                                               --------------
WIRELESS TELECOMMUNICATION SERVICES (3.0%)
    AO VimpelCom ADR*                                                                 10,500        1,012,725
    Mobile Telesystems ADR                                                            12,400        1,512,800
                                                                                               --------------
                                                                                                    2,525,525
                                                                                               --------------
TOTAL RUSSIA                                                                                        5,802,680
                                                                                               --------------

                 See Accompanying Notes to Financial Statements.

                                                                                NUMBER OF
                                                                                  SHARES           VALUE
                                                                              --------------   --------------
COMMON STOCKS
SINGAPORE (1.2%)
CHEMICALS (1.2%)
    Hi-P International, Ltd.                                                       1,222,000   $      993,236
                                                                                               --------------
TOTAL SINGAPORE                                                                                       993,236
                                                                                               --------------
SOUTH AFRICA (8.5%)
BANKS (2.3%)
    FirstRand, Ltd.                                                                  191,600          314,283
    Standard Bank Group, Ltd.                                                        229,889        1,591,247
                                                                                               --------------
                                                                                                    1,905,530
                                                                                               --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    Telkom South Africa, Ltd.                                                         63,870          817,877
                                                                                               --------------
HOUSEHOLD DURABLES (1.1%)
    Steinhoff International Holdings, Ltd.                                           672,597          904,050
                                                                                               --------------
INDUSTRIAL CONGLOMERATES (0.8%)
    Bidvest Group, Ltd.                                                               77,000          650,731
                                                                                               --------------
INSURANCE (0.8%)
    Sanlam, Ltd.                                                                     506,000          716,777
                                                                                               --------------
MEDIA (1.0%)
    Naspers, Ltd. N Shares                                                           119,000          878,289
                                                                                               --------------
OIL & GAS (1.0%)
    Sasol                                                                             56,000          866,289
                                                                                               --------------
SPECIALTY RETAIL (0.5%)
    JD Group, Ltd.                                                                    66,500          458,159
                                                                                               --------------
TOTAL SOUTH AFRICA                                                                                  7,197,702
                                                                                               --------------
SOUTH KOREA (17.4%)
AUTO COMPONENTS (1.7%)
    Hankook Tire Company, Ltd.                                                       164,600        1,438,737
                                                                                               --------------
AUTOMOBILES (1.3%)
    Hyundai Motor Company, Ltd.                                                       28,880        1,110,962
                                                                                               --------------
BANKS (1.8%)
    Daegu Bank                                                                       182,150          974,199
    Industrial Bank of Korea                                                          95,390          556,407
                                                                                               --------------
                                                                                                    1,530,606
                                                                                               --------------
HOUSEHOLD DURABLES (1.7%)
    LG Electronics, Inc.^                                                             30,300        1,436,988
                                                                                               --------------
INTERNET SOFTWARE & SERVICES (0.6%)
    NCsoft Corp.*                                                                      6,000          497,966
                                                                                               --------------
METALS & MINING (0.6%)
    POSCO ADR                                                                         15,400          516,054
                                                                                               --------------

                 See Accompanying Notes to Financial Statements.

                                                                                NUMBER OF
                                                                                  SHARES           VALUE
                                                                              --------------   --------------
COMMON STOCKS
SEMICONDUCTOR EQUIPMENT & PRODUCTS (8.1%)
    Samsung Electronics Company, Ltd.                                                 14,380   $    5,936,183
    Samsung Techwin Company, Ltd.*                                                   115,700          902,170
                                                                                               --------------
                                                                                                    6,838,353
                                                                                               --------------
WIRELESS TELECOMMUNICATION SERVICES (1.6%)
    KT Freetel Company, Ltd.                                                          40,000          694,072
    SK Telecom Company, Ltd.                                                           4,100          674,167
                                                                                               --------------
                                                                                                    1,368,239
                                                                                               --------------
TOTAL SOUTH KOREA                                                                                  14,737,905
                                                                                               --------------
TAIWAN (12.0%)
BANKS (3.9%)
    Chinatrust Financial Holding Company, Ltd.                                       568,000          633,175
    Mega Financial Holding Company, Ltd.                                           2,284,000        1,507,277
    Taishin Financial Holdings Company, Ltd.                                       1,422,000        1,170,910
                                                                                               --------------
                                                                                                    3,311,362
                                                                                               --------------
COMPUTERS & PERIPHERALS (3.7%)
    Acer, Inc.                                                                       904,000        1,271,082
    Advantech Company, Ltd.                                                          566,000        1,152,527
    Compeq Manufacturing Company, Ltd.*                                            2,162,000          678,035
                                                                                               --------------
                                                                                                    3,101,644
                                                                                               --------------
DIVERSIFIED FINANCIALS (0.7%)
    First Financial Holding Company, Ltd.*                                           845,000          612,901
                                                                                               --------------
INSURANCE (1.2%)
    Cathay Financial Holding Company, Ltd.                                           582,000        1,046,700
                                                                                               --------------
REAL ESTATE (1.2%)
    Cathay Real Estate Development Company, Ltd.                                   1,788,000          967,348
                                                                                               --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.3%)
    Taiwan Semiconductor Manufacturing Company, Ltd.*                                376,552          541,769
    United Microelectronics Corp.                                                    785,799          583,977
                                                                                               --------------
                                                                                                    1,125,746
                                                                                               --------------
TOTAL TAIWAN                                                                                       10,165,701
                                                                                               --------------
THAILAND (4.5%)
BANKS (2.1%)
    Krung Thai Bank Public Company, Ltd.                                           2,508,700          674,959
    Siam City Bank Public Company, Ltd.                                            1,790,300        1,085,959
                                                                                               --------------
                                                                                                    1,760,918
                                                                                               --------------
CONSTRUCTION MATERIALS (1.8%)
    Siam Cement Public Company, Ltd.                                                 258,900        1,558,719
                                                                                               --------------

                 See Accompanying Notes to Financial Statements.

                                                                                NUMBER OF
                                                                                  SHARES           VALUE
                                                                              --------------   --------------
COMMON STOCKS
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    Advanced Info Service Public Company, Ltd.                                       212,100   $      472,083
                                                                                               --------------
TOTAL THAILAND                                                                                      3,791,720
                                                                                               --------------
TURKEY (1.1%)
BANKS (0.7%)
    Akbank T.A.S                                                                 162,458,011          596,628
                                                                                               --------------
DIVERSIFIED FINANCIALS (0.4%)
    Koc Holding AS                                                                74,000,000          334,097
                                                                                               --------------
TOTAL TURKEY                                                                                          930,725
                                                                                               --------------
UNITED KINGDOM (3.3%)
METALS & MINING (3.3%)
    Anglo American PLC                                                               136,500        2,792,732
                                                                                               --------------
TOTAL UNITED KINGDOM                                                                                2,792,732
                                                                                               --------------
UNITED STATES (2.6%)
INVESTMENT COMPANIES (2.6%)
    iShares MSCI Emerging Markets Index                                               10,900        1,761,767
    iShares MSCI Taiwan Index Fund^                                                   35,100          379,431
                                                                                               --------------
TOTAL UNITED STATES                                                                                 2,141,198
                                                                                               --------------
VENEZUELA (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    Compania Anonima Nacional Telefonos de Venezuela ADR                              43,700          880,555
                                                                                               --------------
TOTAL VENEZUELA                                                                                       880,555
                                                                                               --------------
TOTAL COMMON STOCKS (Cost $67,548,407)                                                             78,854,789
                                                                                               --------------
PREFERRED STOCKS (2.8%)
BRAZIL (2.8%)
BANKS (0.7%)
    Banco Itau Holding Financeira                                                  6,370,000          592,367
                                                                                               --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
    Telesp-Telecomunicacoes de Sao Paulo SA                                       31,200,000          454,551
                                                                                               --------------
ELECTRIC UTILITIES (0.4%)
    Companhia Energetica de Minas Gerais                                          19,600,000          292,386
                                                                                               --------------
METALS & MINING (1.2%)
    Companhia Vale do Rio Doce ADR^                                                   25,400          993,140
                                                                                               --------------
TOTAL PREFERRED STOCKS (Cost $1,880,507)                                                            2,332,444
                                                                                               --------------
WARRANT (0.9%)
UNITED KINGDOM (0.9%)
DIVERSIFIED FINANCIALS (0.9%)
    UBS AG* expires May 20, 2005 (Cost $896,649)                                      86,700          760,437
                                                                                               --------------

                 See Accompanying Notes to Financial Statements.

                                                                                NUMBER OF
                                                                                  SHARES           VALUE
                                                                              --------------   --------------
RIGHTS (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
    TelecomAsia Corp. Public Company, Ltd.* (Cost $0)                                 50,021   $            0
                                                                                               --------------
SHORT-TERM INVESTMENTS (9.8%)
    State Street Navigator Prime Fund ^^                                           5,763,558        5,763,558

                                                                                   PAR
                                                                                  (000)
                                                                              --------------
    State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 7/01/04        $        2,535        2,535,000
                                                                                               --------------

TOTAL SHORT-TERM INVESTMENTS (Cost $8,298,558)                                                      8,298,558
                                                                                               --------------

TOTAL INVESTMENTS AT VALUE (106.7%) (Cost $78,624,121)                                             90,246,228

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.7%)                                                      (5,683,708)
                                                                                               --------------

NET ASSETS (100.0%)                                                                            $   84,562,520
                                                                                               ==============

                                 INVESTMENT ABBREVIATIONS
                              ADR = American Depositary Receipt
                              GDR = Global Depositary Receipt

  * Non-income producing security.
 ++ Security exempt from registration under Rule 144A of the Securites Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to $849,870 or 1.00% of net assets.
  ^ Security or portion thereof is out on loan.
 ^^ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securities
      on loan of $5,763,558 (Cost $78,624,121) (Note 1)                              $  90,246,228(1)
    Cash                                                                                       539
    Foreign currency at value (Cost $232,133)                                              232,043
    Dividend and interest receivable                                                       143,851
    Receivable for portfolio shares sold                                                    51,991
    Prepaid expenses and other assets                                                        9,586
                                                                                     -------------
      Total Assets                                                                      90,684,238
                                                                                     -------------
LIABILITIES
    Advisory fee payable (Note 2)                                                           67,724
    Administrative services fee payable (Note 2)                                            15,050
    Payable upon return of securities loaned (Note 1)                                    5,763,558
    Payable for investments purchased                                                      215,981
    Payable for portfolio shares redeemed                                                   11,856
    Trustees' fee payable                                                                       62
    Other accrued expenses payable                                                          47,487
                                                                                     -------------
      Total Liabilities                                                                  6,121,718
                                                                                     -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                 7,919
    Paid-in capital (Note 5)                                                            84,371,289
    Undistributed net investment income                                                    746,131
    Accumulated net realized loss on investments and foreign currency transactions     (12,080,225)
    Net unrealized appreciation from investments and foreign currency translations      11,517,406
                                                                                     -------------
      Net Assets                                                                     $  84,562,520
                                                                                     =============
    Shares outstanding                                                                   7,919,320
                                                                                     -------------
    Net asset value, offering price, and redemption price per share                  $       10.68
                                                                                     =============

(1)  Including $5,603,795 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                        $   1,218,008
    Interest                                                                                12,694
    Securities lending                                                                       7,604
    Foreign taxes withheld                                                                (139,493)
                                                                                     -------------
      Total investment income                                                            1,098,813
                                                                                     -------------
EXPENSES
    Investment advisory fees (Note 2)                                                      526,395
    Administrative services fees (Note 2)                                                   68,536
    Custodian fees                                                                          36,609
    Printing fees (Note 2)                                                                  19,383
    Legal fees                                                                              13,548
    Insurance expense                                                                        9,990
    Audit fees                                                                               7,122
    Transfer agent fees                                                                      3,521
    Registration fees                                                                        2,141
    Trustees' fees                                                                           1,380
    Commitment fees (Note 3)                                                                   909
    Miscellaneous expense                                                                    3,985
                                                                                     -------------
      Total expenses                                                                       693,519
    Less: fees waived (Note 2)                                                            (103,956)
                                                                                     -------------
      Net expenses                                                                         589,563
                                                                                     -------------
       Net investment income                                                               509,250
                                                                                     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments (including Thailand
    Capital Gain Tax of $304,124)                                                        6,006,378
    Net realized loss from foreign currency transactions                                   (79,968)
    Net change in unrealized appreciation (depreciation) from investments               (7,059,502)
                                                                                     -------------
    Net change in unrealized appreciation (depreciation) from foreign
      currency translations                                                                197,502
                                                                                     -------------
    Net realized and unrealized loss from investments and foreign
      currency related items                                                              (935,590)
                                                                                     -------------
    Net decrease in net assets resulting from operations                             $    (426,340)
                                                                                     =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE SIX MONTHS
                                                                           ENDED             FOR THE YEAR
                                                                       JUNE 30, 2004            ENDED
                                                                        (UNAUDITED)        DECEMBER 31, 2003
                                                                     ------------------    ------------------
FROM OPERATIONS
  Net investment income                                              $          509,250    $          492,551
  Net realized gain from investments and foreign
   currency transactions                                                      5,926,410             2,835,837
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                             (6,862,000)           16,797,513
                                                                     ------------------    ------------------
   Net increase (decrease) in net assets resulting from operations             (426,340)           20,125,901
                                                                     ------------------    ------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                               26,756,015            51,362,392
  Net asset value of shares redeemed                                        (15,549,046)          (41,573,809)
                                                                     ------------------    ------------------
   Net increase in net assets from capital share transactions                11,206,969             9,788,583
                                                                     ------------------    ------------------
  Net increase in net assets                                                 10,780,629            29,914,484
NET ASSETS
  Beginning of Period                                                        73,781,891            43,867,407
                                                                     ------------------    ------------------
  End of Period                                                      $       84,562,520    $       73,781,891
                                                                     ==================    ==================
UNDISTRIBUTED NET INVESTMENT INCOME                                  $          746,131    $          236,881
                                                                     ==================    ==================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                           FOR THE SIX
                                          MONTHS ENDED                 FOR THE YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004      ----------------------------------------------------
                                           (UNAUDITED)         2003       2002       2001       2000       1999
                                          -------------      --------   --------   --------   --------   --------
PER SHARE DATA
  Net asset value, beginning of period    $       10.63      $   7.44   $   8.43   $   9.33   $  14.18   $   8.19
                                          -------------      --------   --------   --------   --------   --------

INVESTMENT OPERATIONS
  Net investment income                            0.06          0.07       0.01       0.06       0.23       0.05(1)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                (0.01)         3.12      (0.98)     (0.96)     (4.70)      6.56
                                          -------------      --------   --------   --------   --------   --------
      Total from investment operations             0.05          3.19      (0.97)     (0.90)     (4.47)      6.61
                                          -------------      --------   --------   --------   --------   --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income               --            --      (0.02)        --      (0.20)     (0.04)
  Distributions from net realized gains              --            --         --         --      (0.15)     (0.58)
  Return of capital                                  --            --         --         --      (0.03)        --
                                          -------------      --------   --------   --------   --------   --------
      Total dividends and distributions              --            --      (0.02)        --      (0.38)     (0.62)
                                          -------------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD            $       10.68      $  10.63   $   7.44   $   8.43   $   9.33   $  14.18
                                          =============      ========   ========   ========   ========   ========
      Total return(2)                              0.47%        42.88%    (11.56)%    (9.65)%   (31.55)%    81.40%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
    omitted)                              $      84,563      $ 73,782   $ 43,867   $ 38,331   $ 32,604   $ 16,781
    Ratio of expenses to average net
      assets(3)                                    1.40%(4)      1.40%      1.40%      1.40%      1.42%      1.42%
    Ratio of net investment income
      (loss) to average net assets                 1.21%(4)      0.94%      0.13%      0.63%      2.45%     (0.19)%
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                       0.25%(4)      0.41%      0.44%      0.49%      0.27%      1.73%
  Portfolio turnover rate                            63%          167%       128%       130%       208%       145%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .02% and .02% for the years ended December 31, 2000 and 1999, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.40% for the years ended December 31, 2000 and 1999. For the six months ended June 30, 2004 and the years ended December 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Emerging Markets Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into

U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/ portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2004, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Portfolio with respect to such loans at June 30, 2004 is as follows:

                         MARKET VALUE OF         VALUE OF
                        SECURITIES LOANED   COLLATERAL RECEIVED
                        -----------------   -------------------
                        $       5,603,795   $         5,763,558

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Portfolio to act as the Portfolio's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities with the Portfolio receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   J) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

   The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the six months ended June 30, 2004, investment advisory fees earned and voluntarily waived were $526,395 and $103,956, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), affiliates of CSAM, are sub-investment advisers to the Portfolio. CSAM Ltd. U.K. and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2004, co-administrative services fees earned by CSAMSI were $42,112.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                   0.050% of average daily net assets
           Next $5 billion                    0.035% of average daily net assets
           Over $10 billion                   0.020% of average daily net assets

   For the six months ended June 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $26,424.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2004, Merrill was paid $7,017 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2004 and during the six months ended June 30, 2004, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $61,271,189 and $50,477,209, respectively.

   At June 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were: $78,624,121, $14,085,752 $(2,463,645) and $11,622,107, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                  FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                  JUNE 30, 2004 (UNAUDITED)   DECEMBER 31, 2003
                                  -------------------------   -----------------
 Shares sold                              2,372,507               6,273,517
 Shares redeemed                         (1,393,494)             (5,226,878)
                                         ----------              ----------
 Net increase                               979,013               1,046,639
                                         ==========              ==========

   On June 30, 2004, the number of shareholders that held 5% or more of the outstanding shares were as follows:

                            NUMBER OF     APPROXIMATE PERCENTAGE
                          SHAREHOLDERS     OF OUTSTANDING SHARES
                          ------------    ----------------------
                                5                   91%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
PRIVACY POLICY NOTICE (unaudited)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE TRUST-- EMERGING MARKETS PORTFOLIO
PROXY VOTING (unaudited)

   The policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-222-8977

   - On the Portfolio's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam.com/us             [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TREMK-3-0604

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2004
(UNAUDITED)


CREDIT SUISSE TRUST
- BLUE CHIP PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

THE TRUST'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE TRUST, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2004 (unaudited)

                                                                  August 3, 2004

Dear Shareholder:

   For the six months ended June 30, 2004, Credit Suisse Trust -- Blue Chip Portfolio(1) (the "Portfolio") had a gain of 2.30% versus an increase of 3.44% for the S&P 500 Index.(2)

   The period was positive for equities. After reaching their low points for the six-month period in mid May, pressured by interest-rate and geopolitical uncertainty, stocks had a positive finish. The mix of economic data indicated a steady growth with rising but still modest inflation. Investors widely concluded that the Federal Reserve would raise interest rates by 25 basis points at its June 30 meeting (which it did), easing worries of a sudden economic slowdown and a related softening in profits.

PERFORMANCE: STRENGTH IN INDUSTRIALS COUNTERED BY TECHNOLOGY LAGGARDS

   The Portfolio had positive absolute results but trailed its benchmark for the period. Good showings from the Portfolio's consumer staples and industrial holdings were countered by the underperformance of its technology and healthcare stocks.

   Our basic strategy was unchanged. We maintained sector weightings generally in line with those of the S&P 500 Index, while attempting to add value via stock selection. As we look ahead, it appears to us that a highly stimulative monetary policy is no longer needed and that a gradual return to a neutral monetary policy should not upend the economic recovery. In our view, political factors deserve the greater emphasis in accounting for the generally cautious approach investors seem to be taking at present. We shall continue to factor in these concerns as we assess the prospects for the equity market.

   Current equity market conditions certainly make our work challenging. Nonetheless, we expect favorable economic and financial factors to regain their usual prominence in determining equity prices.

Hugh Neuburger
Portfolio Manager

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                   AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004(1)

                            SINCE     INCEPTION
                 1 YEAR   INCEPTION      DATE
                 ------   ---------   ---------
                  15.38%      (2.39)%  11/30/01

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
1 Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued any time.

2 The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)

                                                        NUMBER OF
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (2.0%)
    United Technologies Corp.                               3,100   $    283,588
                                                                    ------------
AIR FREIGHT & COURIERS (1.3%)
    FedEx Corp.                                             2,200        179,718
                                                                    ------------
BANKS (7.2%)
    Bank of America Corp.                                   3,700        313,094
    Northern Trust Corp.                                    4,700        198,716
    Wachovia Corp.                                          4,900        218,050
    Wells Fargo & Co.                                       4,700        268,981
                                                                    ------------
                                                                         998,841
                                                                    ------------
BEVERAGES (3.1%)
    Anheuser-Busch Companies, Inc.                          1,800         97,200
    PepsiCo, Inc.                                           6,300        339,444
                                                                    ------------
                                                                         436,644
                                                                    ------------
BIOTECHNOLOGY (1.9%)
    Amgen, Inc.*                                            4,800        261,936
                                                                    ------------
BUILDING PRODUCTS (1.0%)
    American Standard Companies, Inc.*                      3,500        141,085
                                                                    ------------
CHEMICALS (1.9%)
    PPG Industries, Inc.                                    4,300        268,707
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (2.8%)
    Automatic Data Processing, Inc.                         3,700        154,956
    Avery Dennison Corp.                                    3,700        236,837
                                                                    ------------
                                                                         391,793
                                                                    ------------
COMMUNICATIONS EQUIPMENT (4.5%)
    Cisco Systems, Inc.*                                   12,900        305,730
    Qualcomm, Inc.                                          1,100         80,278
    Scientific-Atlanta, Inc.                                6,800        234,600
                                                                    ------------
                                                                         620,608
                                                                    ------------
COMPUTERS & PERIPHERALS (4.3%)
    Dell, Inc.*                                             6,000        214,920
    International Business Machines Corp.                   2,700        238,005
    Network Appliance, Inc.*                                6,500        139,945
                                                                    ------------
                                                                         592,870
                                                                    ------------
DIVERSIFIED FINANCIALS (7.3%)
    Capital One Financial Corp.                             3,000        205,140
    Citigroup, Inc.                                         7,000        325,500
    Merrill Lynch & Company, Inc.                           4,900        264,502
    State Street Corp.                                      4,500        220,680
                                                                    ------------
                                                                       1,015,822
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
    Verizon Communications, Inc.                            7,200        260,568
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS
ELECTRIC UTILITIES (0.6%)
    PPL Corp.                                               1,700   $     78,030
                                                                    ------------
FOOD & DRUG RETAILING (1.6%)
    CVS Corp.                                               5,200        218,504
                                                                    ------------
FOOD PRODUCTS (1.4%)
    Dean Foods Co.*                                         5,400        201,474
                                                                    ------------
HEALTHCARE EQUIPMENT & SUPPLIES (3.7%)
    Biomet, Inc.                                            6,000        266,640
    St. Jude Medical, Inc.*                                 3,300        249,645
                                                                    ------------
                                                                         516,285
                                                                    ------------
HOUSEHOLD PRODUCTS (2.3%)
    Clorox Co.                                              3,400        182,852
    Procter & Gamble Co.                                    2,400        130,656
                                                                    ------------
                                                                         313,508
                                                                    ------------
INDUSTRIAL CONGLOMERATES (5.2%)
    General Electric Co.                                   12,500        405,000
    Tyco International, Ltd.                                9,700        321,458
                                                                    ------------
                                                                         726,458
                                                                    ------------
INSURANCE (5.2%)
    Chubb Corp.                                             3,300        224,994
    Hartford Financial Services Group, Inc.                 5,000        343,700
    Prudential Financial, Inc.                              3,400        157,998
                                                                    ------------
                                                                         726,692
                                                                    ------------
MEDIA (6.5%)
    Clear Channel Communications, Inc.                      4,000        147,800
    EchoStar Communications Corp. Class A*                  6,200        190,650
    Omnicom Group, Inc.                                     2,600        197,314
    Tribune Co.                                             4,000        182,160
    Viacom, Inc. Class B                                    5,400        192,888
                                                                    ------------
                                                                         910,812
                                                                    ------------
MULTILINE RETAIL (5.7%)
    Federated Department Stores, Inc.                       4,500        220,950
    J.C. Penney Company, Inc.                               6,700        252,992
    Wal-Mart Stores, Inc.                                   6,200        327,112
                                                                    ------------
                                                                         801,054
                                                                    ------------
OIL & GAS (6.9%)
    ConocoPhillips                                          4,900        373,821
    Devon Energy Corp.                                      2,800        184,800
    Exxon Mobil Corp.                                       9,000        399,690
                                                                    ------------
                                                                         958,311
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS

PERSONAL PRODUCTS (3.0%)
    Avon Products, Inc.                                     4,000   $    184,560
    Estee Lauder Companies, Inc. Class A                    4,700        229,266
                                                                    ------------
                                                                         413,826
                                                                    ------------
PHARMACEUTICALS (7.3%)
    Eli Lilly & Co.                                         2,000        139,820
    Forest Laboratories, Inc.*                              2,500        141,575
    Johnson & Johnson                                       5,600        311,920
    Pfizer, Inc.                                           12,500        428,500
                                                                    ------------
                                                                       1,021,815
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.0%)
    Applied Materials, Inc.*                               14,000        274,680
    Intel Corp.                                            10,200        281,520
                                                                    ------------
                                                                         556,200
                                                                    ------------
SOFTWARE (5.7%)
    Electronic Arts, Inc.*                                  2,700        147,285
    Microsoft Corp.                                        13,600        388,416
    Symantec Corp.*                                         3,900        170,742
    VERITAS Software Corp.*                                 3,200         88,640
                                                                    ------------
                                                                         795,083
                                                                    ------------
SPECIALTY RETAIL (1.3%)
    TJX Companies, Inc.                                     7,600        183,464
                                                                    ------------

TOTAL COMMON STOCKS (Cost $12,644,494)                                13,873,696
                                                                    ------------

TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $12,644,494)                 13,873,696

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                              62,093
                                                                    ------------

NET ASSETS (100.0%)                                                 $ 13,935,789
                                                                    ============

* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

ASSETS
    Investments at value (Cost $12,644,494) (Note 1)                          $  13,873,696
    Cash                                                                             56,861
    Receivable for investments sold                                                 409,552
    Dividend receivable                                                              12,370
    Receivable for portfolio shares sold                                              8,905
    Prepaid expenses                                                                  5,576
                                                                              -------------
      Total Assets                                                               14,366,960
                                                                              -------------
LIABILITIES
    Advisory fee payable (Note 2)                                                     1,044
    Administrative services fee payable (Note 2)                                      2,813
    Payable for investments purchased                                               413,406
    Payable for portfolio shares redeemed                                               137
    Trustees' fee payable                                                                63
    Other accrued expenses payable                                                   13,708
                                                                              -------------
      Total Liabilities                                                             431,171
                                                                              -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                          1,489
    Paid-in capital (Note 5)                                                     16,804,035
    Undistributed net investment income                                             121,841
    Accumulated net realized loss on investments                                 (4,220,778)
    Net unrealized appreciation from investments                                  1,229,202
                                                                              -------------
      Net Assets                                                              $  13,935,789
                                                                              =============
    Shares outstanding                                                            1,488,731
                                                                              -------------
    Net asset value, offering price, and redemption price per share           $        9.36
                                                                              =============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                 $     111,800
    Interest                                                                            147
                                                                              -------------
      Total investment income                                                       111,947
                                                                              -------------
EXPENSES
    Investment advisory fees (Note 2)                                                56,187
    Administrative services fees (Note 2)                                            13,785
    Legal fees                                                                       19,813
    Printing fees (Note 2)                                                            9,242
    Insurance expense                                                                 8,782
    Audit fees                                                                        6,534
    Trustees' fees                                                                    1,380
    Transfer agent fees (Note 2)                                                      1,314
    Custodian fees                                                                      991
    Registration fees                                                                   731
    Interest expense (Note 3)                                                           349
    Commitment fees (Note 3)                                                            246
    Miscellaneous expense                                                             2,690
                                                                              -------------
      Total expenses                                                                122,044
    Less: fees waived (Note 2)                                                      (35,141)
                                                                              -------------
      Net expenses                                                                   86,903
                                                                              -------------
        Net investment income                                                        25,044
                                                                              -------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
    Net realized gain from investments                                              296,434
    Net change in unrealized appreciation (depreciation) from investments            45,363
                                                                              -------------
    Net realized and unrealized gain from investments                               341,797
                                                                              -------------
    Net increase in net assets resulting from operations                      $     366,841
                                                                              =============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX MONTHS
                                                                                     ENDED             FOR THE YEAR
                                                                                 JUNE 30, 2004            ENDED
                                                                                  (UNAUDITED)       DECEMBER 31, 2003
                                                                              ------------------    -----------------
FROM OPERATIONS
  Net investment income                                                       $           25,044    $          96,799
  Net realized gain (loss) on investments                                                296,434           (2,830,469)
  Net change in unrealized appreciation (depreciation) from investments                   45,363            6,369,975
                                                                              ------------------    -----------------
    Net increase in net assets resulting from operations                                 366,841            3,636,305
                                                                              ------------------    -----------------
FROM DIVIDENDS
  Dividends from net investment income                                                        --              (52,550)
                                                                              ------------------    -----------------
    Net decrease in net assets resulting from dividends                                       --              (52,550)
                                                                              ------------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                         1,083,678            2,927,061
  Reinvestment of dividends                                                                   --               52,550
  Net asset value of shares redeemed                                                  (3,290,632)         (11,077,119)
                                                                              ------------------    -----------------
    Net decrease in net assets from capital share transactions                        (2,206,954)          (8,097,508)
                                                                              ------------------    -----------------
  Net decrease in net assets                                                          (1,840,113)          (4,513,753)
NET ASSETS
  Beginning of period                                                                 15,775,902           20,289,655
                                                                              ------------------    -----------------
  End of period                                                               $       13,935,789    $      15,775,902
                                                                              ==================    =================
  Undistributed Net Investment Income                                         $          121,841    $          96,797
                                                                              ==================    =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                      FOR THE SIX
                                                                     MONTHS ENDED       FOR THE YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2004      -------------------------------
                                                                      (UNAUDITED)         2003       2002      2001(1)
                                                                     -------------      --------   --------    --------
PER SHARE DATA
  Net asset value, beginning of period                               $        9.15      $   7.35   $  10.02    $  10.00
                                                                     -------------      --------   --------    --------
INVESTMENT OPERATIONS
  Net investment income                                                       0.03          0.07       0.02        0.00(2)
  Net gain (loss) on investments
    (both realized and unrealized)                                            0.18          1.76      (2.69)       0.02
                                                                     -------------      --------   --------    --------
       Total from investment operations                                       0.21          1.83      (2.67)       0.02
                                                                     -------------      --------   --------    --------
LESS DIVIDENDS
  Dividends from net investment income                                          --         (0.03)      0.00(2)       --
                                                                     -------------      --------   --------    --------
NET ASSET VALUE, END OF PERIOD                                       $        9.36      $   9.15   $   7.35    $  10.02
                                                                     =============      ========   ========    ========
        Total return(3)                                                       2.30%        24.92%    (26.64)%      0.20%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                           $      13,936      $ 15,776   $ 20,290    $  5,122
    Ratio of expenses to average net assets(4)                                1.16%(5)      1.16%      1.16%       1.16%(5)
    Ratio of net investment income
      to average net assets                                                   0.33%(5)      0.58%      0.25%       0.35%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                    0.47%(5)      0.33%      0.23%       4.86%(5)
  Portfolio turnover rate                                                       24%           40%        31%          2%

(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended June 30, 2004, the years ended December 31, 2003 and 2002, and the period ended December 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Blue Chip Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which was has been approved by the Board of Trustees to fair value certain Fund portfolio securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan at June 30, 2004.

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Portfolio to act as the Portfolio's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities, with the Portfolio receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee computed daily and payable monthly from the Portfolio based on the following fee schedule:

           AVERAGE DAILY NET ASSETS                  ANNUAL RATE
           ------------------------                  -----------
           First $100 million             0.75% of average daily net assets
           Over $100 million              0.50% of average daily net assets

   For the six months ended June 30, 2004, investment advisory fees earned and voluntarily waived were $56,187 and $35,141, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, co-administrative services fees earned by CSAMSI were $7,492.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                  ANNUAL RATE
           ------------------------                  -----------
           First $5 billion              0.050% of average daily net assets
           Next $5 billion               0.035% of average daily net assets
           Over $10 billion              0.020% of average daily net assets

   For the six months ended June 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $6,293.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2004, Merrill was paid $3,360 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2004, there were no loans outstanding for the Portfolio under the Credit Facility. During the six months ended June 30, 2004, the Portfolio had borrowings under the Credit Facility as follows:

                AVERAGE DAILY       WEIGHTED AVERAGE     MAXIMUM DAILY
                LOAN BALANCE         INTEREST RATE      LOAN OUTSTANDING
                -------------       ----------------    ----------------
                  $ 751,727             1.520%             $  854,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $3,647,059 and $5,865,578, respectively.

   At June 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $12,644,494, $1,618,080, $(388,878) and $1,229,202, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                                     FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                                     JUNE 30, 2004 (UNAUDITED)   DECEMBER 31, 2003
                                                     -------------------------   ------------------
   Shares sold                                                115,946                 382,391
   Shares issued in reinvestment of dividends                      --                   6,197
   Shares redeemed                                           (351,364)             (1,423,536)
                                                             --------              ----------
   Net decrease                                              (235,418)             (1,034,948)
                                                             ========              ==========

   On June 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                NUMBER OF       APPROXIMATE PERCENTAGE
              SHAREHOLDERS      OF OUTSTANDING SHARES
              ------------      ----------------------
                    2                     99%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
PRIVACY POLICY NOTICE (UNAUDITED)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
PROXY VOTING (UNAUDITED)

   The policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-222-8977

   - On the Portfolio's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-222-8977 - www.csam.com/us


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRBLC-3-0604

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
This item is not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
This item is not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

              CREDIT SUISSE TRUST

              /s/ Michael E. Kenneally
              ------------------------
              Name:  Michael E. Kenneally
              Title: Chief Executive Officer
              Date:  September 1, 2004


              Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

              /s/ Michael E. Kenneally
              ------------------------
              Name:  Michael E. Kenneally
              Title: Chief Executive Officer
              Date:  September 1, 2004

              /s/ Michael A. Pignataro
              ------------------------
              Name:  Michael A. Pignataro
              Title: Chief Financial Officer
              Date:  September 1, 2004